                                         Registration No. 333-96461 and 811-9813
       As filed with the Securities and Exchange Commission on December 28, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.     16

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.      17

                        (Check appropriate box or boxes)

                                 UMB SCOUT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
              (Registrant's Telephone Number, including Area Code)

Lawrence A. Knecht, Esq., UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, MO
            64106 (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               Constance E. Martin
                             UMB Fund Services, Inc.
                         803 West Michigan St., Suite A
                               Milwaukee, WI 53233

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

/_/  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on December 31, 2007 pursuant to paragraph (b) of Rule 485

/_/  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/_/  on (date) pursuant to paragraph (a)(1) of Rule 485

/_/  75 days after filing pursuant to paragraph (a)(2) of Rule 485

/_/  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                 UMB SCOUT FUNDS
                                     PROSPECTUS         DECEMBER 31, 2007

                      International Discovery Fund (UMBDX)

Shares of the Funds have not been approved or  disapproved by the Securities and
Exchange  Commission  nor has the  Commission  passed  on the  adequacy  of this
Prospectus. Any representation to the contrary is a criminal offense.

                                                     OPPORTUNITY BEYOND TOMORROW

                       This page intentionally left blank.

PROSPECTUS                                                     December 31, 2007
                                                        Toll-free 1-800-996-2862

UMB Scout International Discovery Fund

Investment Advisor:                        Distributor:
SCOUT INVESTMENT ADVISORS, INC.            UMB DISTRIBUTION SERVICES, LLC
Kansas City, Missouri                      Milwaukee, Wisconsin

TABLE OF CONTENTS
                                                                        Page
Information About the Fund

Buying,  Selling and Exchanging Shares

The shares offered by this  Prospectus  are not deposits or obligations  of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance  Corporation or any other
United  States  government  agency.   These  shares  involve  investment  risks,
including the possible loss of the principal invested.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective: Long-term growth of capital.
Principal Risks: Market Risk, Mid Cap and Small Cap Company Risk,  International
Investing Risk, Portfolio Turnover Risk.

The Fund's investment  objective may be changed by the Board without shareholder approval.  If the Board  approves a change in the Fund's  investment  objective, shareholders  will be given  advance  written  notice  of the  change.  The Fund intends to pursue its objective by investing as described below and will dispose of  portfolio  holdings  any time  that the  Fund's  investment  advisor,  Scout
Investment  Advisors,  Inc.  (the  "Advisor"),  believes that they are no longer suitable  for  achieving  the  Fund's  objective.  The  principal  risk  factors associated with the Fund are noted below and are described in more detail in the
Principal Risk Factors section.

The Fund  pursues  its  objective  by  investing,  under  normal  circumstances, primarily in equity  securities  (mostly common stocks) of smaller and mid-sized companies  that are either  located  outside the United  States or whose primary business  is  carried  on  outside  the United  States.  Smaller  and  mid-sized companies are companies with market  capitalization  (share price  multiplied by number of shares outstanding), at the time of purchase, between $500 million and
$17 billion.  The equity  securities  in which the Fund invests  include  common stocks,  depositary  receipts  (receipts  typically  issued  by  banks  or trust
companies   representing  ownership  of  equity  securities  issued  by  foreign companies), rights, warrants, and securities convertible into common stocks. The
Fund normally invests at least 80% of its net assets in equity securities.

How does the Fund choose securities in which to invest? In selecting  securities for the  Fund,  the  Advisor  applies  a "top  down"  approach,  looking  at the economic,  political and market conditions of the various countries in which the
Fund may invest.  Securities are also selected based on the Advisor's opinion as to which economic sectors have the best prospects in view of prevailing  global, domestic  and local  economic  conditions.  The Fund  invests  in a  diversified portfolio of equity securities which, in the opinion of the Advisor,  offer good growth potential because they are expected to benefit from certain macroeconomic or  company-specific  factors.  The Fund also seeks to invest in securities that are attractively priced relative to their fundamental characteristics.

Among  the  fundamental   macroeconomic   factors  the  Advisor   considers  are
geopolitical issues and macroeconomic issues specific to regions or nations. The
Advisor also considers certain  fundamental  factors that are  company-specific, including cash flow,  financial strength,  profitability and potential or actual catalysts that could positively impact share prices. The Fund primarily seeks to invest in securities of companies  that are known for the quality and acceptance of their  products or services  and for their  ability to generate  profits.  In addition,  the Advisor will take country specific  accounting  systems and legal issues  into  consideration  as well as  whether  more than 50% of such  assets, personnel, sales or earnings are located outside the United States and therefore whether the company's primary business is carried on outside the United States.

The Fund's  Advisor  believes the intrinsic  worth and  consequent  value of the stock of most  well-managed  and  successful  companies  usually  do not  change rapidly, even though wide variations in stock prices may occur. So normally, the
Fund takes  long-term  positions in stocks and maintains the positions while the company's  record and prospects  continue to meet with the  Advisor's  approval.
However,  because  smaller and mid-sized  companies are generally  less seasoned than larger  companies,  they may experience  greater  volatility with regard to their fundamentals than larger companies, which could result in higher portfolio turnover for the Fund.

Generally, the Fund intends to diversify investments among a number of countries throughout the world.  However,  the Fund may  temporarily  invest a substantial portion  of its  assets  in one or  more  countries  if  economic  and  business conditions warrant such investment. The Fund will invest no more than 20% of its

                                       2

net assets in investments in developing  countries.  The Fund does not intend to invest  more  than  25% of its net  assets,  at time of  investment,  in any one industry.

The Fund may  purchase  foreign  currencies  and/or  engage in  forward  foreign currency transactions in order to expedite settlement of portfolio transactions.
A forward foreign currency  exchange contract involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days, agreed upon by the parties,  from the date of the contract, at a price set at the  time of the  contract.  The Fund  will not  engage  in  forward  foreign currency  exchange  contracts  for  speculative  purposes.  Rather,  the  Fund's dealings  in forward  foreign  currency  exchange  contracts  will be limited to hedging  involving  either  specific  transactions or portfolio  positions.  The contracts  may be bought or sold to protect  the Fund,  to some  degree,  from a possible loss resulting from an adverse change in  relationship  between foreign currencies  and the United States  dollar.  Although such contracts may minimize the risk of loss due to a  decline  in value of the  hedged  currency,  they may limit any  potential  gain  which may result  should the value of such  currency increase.

The Fund  intends to hold some cash,  short-term  debt  obligations,  government securities or other  high-quality  investments for reserves to cover redemptions and unanticipated expenses.  There may be times, however, when the Fund attempts to  respond  to adverse  market,  economic,  political  or other  conditions  by investing up to 100% of its assets in cash or in those types of investments  for temporary defensive  purposes.  During those times, the Fund will not be able to pursue its investment  objective  and,  instead,  will focus on preserving  your investment.

PRINCIPAL RISK FACTORS

As with any mutual fund,  there is a risk that you could lose money by investing in the Fund.

MARKET RISK

The Fund normally invests in equity securities. Equity securities are subject to market,  economic and  business  risks that will cause their prices to fluctuate over time,  sometimes  rapidly and  unpredictably.  When the value of the Fund's equity  securities  goes down,  your  investment in the Fund decreases in value.
Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual  companies or industries,  or the securities  market as a whole.  At various  times,  stocks  will be more or less favorable  than bonds,  and small company  stocks will be more or less favorable than larger  company  stocks.  Because of this,  the Fund will perform better or worse than other types of funds depending on what is in favor,  and the value of the Fund may go down.

MID CAP AND SMALL CAP COMPANY RISK

The Fund invests  primarily in mid cap and small cap companies.  Generally,  mid cap and small cap companies,  which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to funds that invest in them.  These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of mid cap and small cap companies are generally  more volatile than the  securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap  company  stocks tend to be bought and sold less often and in smaller  amounts than larger  company  stocks.  Because of this,  if the Fund wants to sell a large quantity of a mid cap or small cap company  stock,  it may have to sell at a lower price than the Advisor might  prefer,  or it may have to sell in small quantities over a period of time.

                                       3

INTERNATIONAL INVESTING RISK

International  investing by the Fund poses additional risks. If a security owned by the Fund is  denominated  in a foreign  currency,  the  value of the  foreign currency may fluctuate  relative to the United States dollar and cause a loss to the Fund.  International markets may be subject to political instability,  which may make foreign investments more volatile than investments in domestic markets.
International  markets  are  not  always  as  liquid  as in the  United  States, sometimes making it harder to sell a security.  In addition,  foreign  companies may not be subject to comparable  accounting,  auditing and financial  reporting standards as United  States  companies,  and  therefore,  information  about the foreign companies may not be readily available.

To the extent the Fund invests a  significant  portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing  countries or emerging markets. The
Fund may  invest in  companies  located  in  developing  countries  or  emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed  markets,  reflecting the greater  uncertainties of investing in less established markets and economies.  These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

PORTFOLIO TURNOVER RISK

The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of  securities,  as well as on the  investment of the proceeds in other securities.  The greater the  portfolio  turnover,  the greater the  transaction costs to the Fund,  which could have an adverse  effect on the Fund's total rate of return.  In addition,  funds with high  portfolio  turnover rates may be more
likely  than  low-turnover   funds  to  generate  capital  gains  that  must  be
distributed to shareholders as taxable income.

PAST PERFORMANCE

The Fund has not  commenced  operations  as of the date of this  Prospectus  and therefore does not have historical performance data.

                                       4

FEES AND EXPENSES

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

------------------------------------------------------------ -------------------
Shareholder Fees
(fees paid directly from your investment)
------------------------------------------------------------ -------------------
Maximum Sales Charge (Load) Imposed on Purchases............       None
------------------------------------------------------------ -------------------
Maximum Deferred Sales Charge (Load).......................        None
------------------------------------------------------------ -------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends        None
------------------------------------------------------------ -------------------
  Redemption Fee...........................................        2.00%(2)
------------------------------------------------------------ -------------------
  Exchange Fee.............................................        None
------------------------------------------------------------ -------------------
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
------------------------------------------------------------ -------------------
Investment Advisory Fees...................................         .95%
------------------------------------------------------------ -------------------
Distribution and/or Service (12b-1) Fees...................        None
------------------------------------------------------------ -------------------
Other Expenses.............................................        1.36%
------------------------------------------------------------ -------------------
Total Annual Fund Operating Expenses.......................        2.31%
------------------------------------------------------------ -------------------
Less Advisor's Fee Limitation/Expense Payments ............       (0.71%)(3)
------------------------------------------------------------ -------------------
Net Annual Fund Operating Expenses                                 1.60%
------------------------------------------------------------ -------------------

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples  assume that you invest  $10,000  in the Fund for the time  periods  indicated  and then redeem all your shares at the end of those  periods.  The  examples  also assume that your  investment  has a 5% return  each year and that the Fund's  operating expenses remain the same. Please note that only the first year in the three year example  reflects  the effect of the  Advisor's  contractual  agreement to limit overall Fund expenses.  If the expense limitation  agreement was continued,  the three year expense  example  dollar  amount would be less.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------- ---------------- -----------------
                                                  1 Year           3 Years
--------------------------------------------- ---------------- -----------------
UMB Scout International Discovery Fund             $163              $653
--------------------------------------------- ---------------- -----------------

(1)  The Investment  Advisory Fees are based on the Fund's  maximum  contractual amount. Other expenses are estimated.

(2)  The fee only applies to shares  redeemed or exchanged  within two months of their purchase.

(3)  The Advisor has entered into an agreement to limit fees and/or make expense payments  through  October  31,  2009 in  order to limit  Net  Annual  Fund
     Operating  Expenses to no more than 1.60%.  If Total Annual Fund  Operating
     Expenses  would fall below the  expense  limit,  the  Advisor may cause the
     Fund's  expenses to remain at the expense limit while it is reimbursed  for fees that it waived or expenses that it paid during the previous three year period.  Please  see the  section  titled  "Investment  Advisor"  for  more information.

This  Prospectus  relates solely to the UMB Scout  International  Discovery Fund
(the "Fund"). The UMB Scout Funds also offer the UMB Scout Stock Fund, UMB Scout
Growth  Fund,  UMB  Scout  Mid Cap Fund,  UMB  Scout  Small Cap Fund,  UMB Scout
International  Fund,  UMB Scout Bond Fund, UMB Scout Money Market Fund - Federal
Portfolio,  UMB Scout Money Market Fund - Prime Portfolio and UMB Scout Tax-Free
Money Market Fund through separate prospectuses (collectively, the "Funds"). You should consider the Funds' investment  objectives,  risks,  charges and expenses carefully before investing. For a Prospectus for the other portfolios of the UMB
Scout  Funds,   including  other  information  about  the  Funds,   please  call
1-800-996-2862 or visit umbscoutfunds.com.  Please read the Prospectus carefully before investing.

                                       5

INVESTMENT ADVISOR AND PORTFOLIO MANAGERS

INVESTMENT ADVISOR

Scout Investment Advisors, Inc. is the Fund's investment advisor. The Advisor is a  wholly-owned  subsidiary  of UMB and was  formed  as a  federally  registered investment advisory subsidiary of UMB for the purpose of managing the Funds. The
Advisor and UMB are each located at 1010 Grand Boulevard, Kansas City, Missouri.
The  Advisor  maintains  an  experienced  portfolio  management  and  investment analysis and research staff. As of June 30, 2007, assets under the management of
UMB and the Advisor were approximately $10.6 billion.

James L. Moffett is the Chairman of the Advisor.  In this capacity,  he oversees the operation of the UMB Scout Funds.  Mr. Moffett has been with UMB (previously
Commercial  National Bank) since 1979 and has been employed by the Advisor since
May 2001. He is a CFA(R)charterholder  and has 40 years of investment management
experience.   Mr.  Moffett  received  his  undergraduate   degree  from  Harvard
University and his graduate  degree from Stanford  University.  Mr. Moffett is a member of the Kansas City CFA Society and the CFA Institute.

William B. Greiner is the Chief Investment  Officer of UMB and the Advisor.  Mr.
Greiner was the Chief  Investment  Officer at UMB from 1999 to  September  2003.
From September 2003 to June 2004, Mr. Greiner managed private accounts, and then returned to resume his role at UMB and the Advisor.  Prior to originally joining
UMB, he managed investments at Northern Trust Company,  Chicago,  Illinois.  Mr.
Greiner received his undergraduate degree from Washburn University.  He has been employed by the Advisor since June 2004. Mr. Greiner is a CFA(R)charterholder, a member of the Kansas  City CFA Society  and the CFA  Institute,  and has over 25 years of investment management experience.

The UMB Scout Funds have entered into an Investment  Advisory Agreement with the
Advisor.  Pursuant to the Investment Advisory Agreement, the Advisor manages the
Fund's assets in accordance with the Fund's investment  objectives and policies.
The Advisor  makes all  determinations  with respect to the purchase and sale of securities  in the Fund's  portfolio  including  decisions  on  execution of the transactions,  all  subject  to  supervision  of  the  Board  of  Trustees.  The
Investment  Advisory  Agreement limits the liability of the Advisor,  as well as its officers and employees,  to acts or omissions involving willful misfeasance, bad faith,  gross  negligence  or reckless  disregard  of their  obligations  or duties.

The Fund pays the  Advisor an  advisory  fee at the annual rate of 95/100 of one percent  (0.95%) on the first $1 billion of the Fund's  average daily net assets and 85/100 of one  percent  (0.85%)  on the  average  daily net  assets  over $1 billion. The advisory fee is paid monthly.

The Advisor has entered into a  contractual  agreement to limit fees and/or make expense  payments  through  October 31, 2009, so that net annual fund  operating expenses of the Fund does not exceed 1.60% (the "Expense  Limit").  Any time the total annual fund operating expenses would be less than the Fund's Expense Limit on an annualized  basis,  the Advisor retains the right to be reimbursed for any
fees   previously   reduced  or  expenses  it  paid  to  the  extent  that  such reimbursement  will not cause the Fund's total annual fund operating expenses to exceed the Expense  Limit on an annualized  basis.  The Fund is not obligated to reimburse  the Advisor  for fees  reduced by the  Advisor  more than  thirty-six months before the date of such reimbursement.

A  discussion  regarding  the basis for the Board's  approval of the  Investment
Advisory Agreement for the Fund will be available in the Fund's Annual Report to
Shareholders for the period ending June 30, 2008.

PORTFOLIO MANAGERS

Information  about the  portfolio  managers of the Fund is provided  below.  The
Statement of Additional  Information  ("SAI")  provides  additional  information about the  portfolio  managers'  compensation,  other

                                       6

accounts  managed  by  the  portfolio  managers,  and  the  portfolio  managers'
ownership of securities in the Fund.

James L. Moffett is the lead  portfolio  manager of the Fund.  His  biographical information  appears above. Mr. Moffett has served as the lead portfolio manager of the UMB Scout  International  Fund since 1993 and of the UMB Scout Stock Fund since May 1999.

Michael D. Stack is the  co-portfolio  manager of the Fund. Mr. Stack joined UMB and the Advisor in February of 2006  following  previous  employment at Overseas
Asset  Management  (Cayman) LTD from  2002-2004,  U.S. Trust Company of New York from  1998-2001  and  J&T  Securities,  Inc.  from  1996-1997.  Mr.  Stack  is a
CFA(R)charterholder,  a  member  of the  Kansas  City  CFA  Society  and the CFA
Institute.  Mr.  Stack earned his  Bachelor of Commerce  degree from  University
College Dublin and an MBA in Finance from Columbia  Business School in New York.
Mr. Stack was the  assistant  portfolio  manager of the UMB Scout  International
Fund from February 2006 through December 2007.

FINANCIAL HIGHLIGHTS

Financial  highlights  are not  available  for the Fund as it has not  commenced operations as of the date of this Prospectus.

BEFORE YOU INVEST

Prospectus.  This  Prospectus  contains  important  information  about the Fund.
Please read it carefully before you decide to invest.

Account  Registration.  Once you have  decided  to invest in the Fund,  you must select the appropriate  form of account  registration.  There are many different types of mutual fund ownership.  How you register your account with the Fund can affect your legal interests,  as well as the rights and interests of your family and beneficiaries.  You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

o    Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

o    Joint  ownership.  Two or more  individuals may open an account together as joint  tenants  with  rights  of  survivorship,  tenants  in  common  or as community property.

o    Custodial  account.  You may open an account  for a minor under the Uniform
     Gift to  Minors  Act/Uniform  Transfer  to  Minors  Act for  your  state of residence.

o    Corporate/trust ownership.  Corporations,  trusts, charitable organizations and other businesses may open accounts.

o    IRAs and  other  tax-deferred  accounts.  The  Fund  offers  a  variety  of retirement  accounts for individuals.  Please refer to "Retirement  Account
     Options" below for more information about these types of accounts.

Account Minimums.  You also must decide how much money to invest.  The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

                                       7

                                                     Initial     Additional
                                                     Minimum       Minimum
TYPE OF ACCOUNT                                     Purchase      Purchase
------------------------------------------------- ------------- ---------------
Regular (Individual, joint, corporate or trust)      $1,000         $100
IRA (including spousal, Roth & SEP IRAs and
Coverdell Education Savings Accounts)                 $100          $100
Gifts to Minors (UGMA/UTMA)                           $250          $100
Automatic Investment Plan                             $100           $50
Exchanges                                            $1,000        $1,000

Determining  Your Share  Price.  The price at which you  purchase and redeem the
Fund's shares is called the Fund's net asset value per share  ("NAV").  The Fund calculates  its NAV by taking the total  value of its  assets,  subtracting  its liabilities,  and  dividing  the  total by the  number of Fund  shares  that are outstanding.  The Fund calculates its NAV once daily,  Monday through Friday, as of the close of trading on the New York Stock  Exchange  ("NYSE")  (usually 3:00
p.m. Central Time) on days when the Fund is open for business.  The Fund is open for  business  on the same days that the NYSE is open for  trading.  The NYSE is closed on weekends,  national holidays and Good Friday.  The price of the shares you  purchase  or redeem  will be the next NAV  calculated  after  your order is received in good order by UMB Fund  Services,  Inc.,  the Fund's  transfer agent
(the "Transfer Agent"). "Good order" means that the account application has been properly  completed  and  signed  and  payment  for the  shares  has  been  made
(instructions  for  purchasing  shares  can  be  found  on  page  9.  Additional requirements  for  "good  order"  can be found in the  "Customer  Identification
Program"  section  of the  Prospectus.  Certain  intermediaries  that  have made
satisfactory   contractual  arrangements  are  authorized  to  accept  purchase, redemption  or  exchange  orders  for  Fund  shares.  In such  cases,  when  the intermediaries  have received your order (and payment if necessary) prior to the close of trading on the NYSE,  the order is  processed at the NAV per share next calculated after receipt of the order by the intermediary. The Fund reserves the right to cease, or to advance the time for,  accepting  purchase,  redemption or exchange  orders to be  calculated  at the same  day's NAV when the NYSE  closes early,  trading  on the NYSE is  restricted  or as  otherwise  permitted  by the
Securities and Exchange  Commission.  The Board of Trustees of the Fund may, for
any  business  day,  decide to change  the time as of which  the  Fund's  NAV is calculated in response to new developments  such as altered trading hours, or as otherwise permitted by the Securities and Exchange Commission.

Each security owned by the Fund that is listed on an exchange, except the NASDAQ
National Market(R)and Small Cap(R)exchanges, is valued at its last sale price on that  exchange on the date when Fund assets are  valued.  Where the  security is listed on more than one  exchange,  the Fund will use the price of that exchange that it generally  considers to be the principal  exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices.  NASDAQ National  Market(R)and  Small
Cap(R)securities  will be valued at the NASDAQ Official  Closing Price ("NOCP").
The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized  pursuant to NASDAQ's published procedures  if it falls  outside  this  range.  An unlisted  security  for which over-the-counter  market  quotations are readily available is valued at the mean between  the last  current bid and asked  prices.  Debt  securities  (other than short-term  instruments  maturing within 60 days),  including listed issues, are valued at market on the basis of valuations  furnished by an independent pricing
service,  which  utilize  both  dealer-supplied   valuations  and  formula-based
techniques.  Short-term  instruments  maturing  within  60 days may be valued at amortized cost.

When market quotations are not readily available or are unreliable, any security or other  asset is valued at its fair value as  determined  in good faith by the
Advisor using  procedures  adopted by, and under the  supervision of, the Board.
The Fund will also value a security at fair value when  significant  events that materially  affect the security's  price occur after the last  available  market price and before the Fund calculates its NAV.

                                       8

In  addition,  the fair  value  procedures  are also  used to limit  the  Fund's possible  exposure to investors who engage in the type of market-timing  trading that seeks to take advantage of possible  delays between the change in the value of the Fund's portfolio  holdings and the reflection of the change in the NAV of the  Fund's  shares (as  further  described  in the  "Arbitrage  market  timing"
section).  For  example,  if the Fund  holds a  portfolio  security  traded on a foreign  exchange that closes prior to the time that the Fund calculates its NAV and an event that may affect the value of that foreign security occurs after the foreign  market close,  the Advisor will review the closing price of the foreign security on the foreign  exchange to determine  whether the price at the foreign market close  accurately  reflects the fair market value of the foreign security at the time that the Fund  calculates  its NAV.  Likewise,  if the Fund  holds a thinly traded security and there is not a significant  amount of market activity on a trading day, the Advisor will review the closing  price to determine if the closing  price  accurately  reflects the fair market value of that thinly traded security.  If the Advisor  determines that the price at the foreign market close does not accurately  reflect the fair market value of the foreign  security when the Fund  calculates  its NAV or that the  closing  price of the  thinly  traded security  does not  accurately  reflect the fair market value of the security at the time the Fund  calculates  its NAV, the Advisor will take steps to determine the fair market value of the security.

The Fund's fair value pricing of securities traded on foreign exchanges utilizes data  furnished  by an  independent  pricing  service (and that data draws upon, among other information, the market values of foreign investments). The Fund may rely on the third-party  pricing  service's prices to reflect events  materially affecting the values of the Fund's foreign investments during the period between the close of foreign  markets and the close of regular  trading on the NYSE.  In certain circumstances,  if events occur that materially affect the values of the
Fund's  foreign  investments,  the  third-party  pricing  services  will provide revised  values to the Fund. The use of fair value pricing by the Fund may cause the NAVs of its shares to differ from the NAVs that would be calculated by using closing market prices.

If the Fund owns any  foreign  securities  that are traded on foreign  exchanges that are open on weekends or other days when the Fund does not price its shares, the value of the Fund's  portfolio  securities  may change on days when the Fund does not calculate its NAV and when shareholders will not be able to purchase or redeem Fund shares.

To the extent that the Advisor  determines  the fair market value of a security, it is possible  that the fair market  value  determined  by the Advisor will not exactly  match the market price of the security when the security is sold by the
Fund.

BUYING SHARES

You can buy shares directly from the Fund or through a financial  services agent such as a bank,  financial  or  investment  advisor or  broker-dealer,  or other institution that the Fund has authorized to sell shares. If you maintain certain accounts at UMB, or another  institution (such as a bank or broker-dealer)  that has  entered  into an  agreement  with  the  Fund  to  provide  services  to its shareholders,  you may purchase  shares  through your  institution in accordance with its procedures.  Please see "Transactions  Through UMB Bank, n.a. and Other
Institutions" below for more details.

                                       9

TO OPEN AN ACCOUNT OR BUY ADDITIONAL  SHARES DIRECTLY FROM THE FUND, JUST FOLLOW
THESE STEPS:

------------------------------------------------------- -----------------------------------------------------
TO OPEN AN ACCOUNT                                      TO ADD TO AN ACCOUNT
------------------------------------------------------- -----------------------------------------------------
By mail:                                                By mail:
o  Complete and sign the account application or an      o  Complete the investment slip that is included in
   IRA application. If you do not complete the             your account statement and write your account
   application properly, your purchase may be delayed      number on your check.
   or rejected.                                         o  If you no longer have your investment slip,
o  Make your check payable to the "UMB Scout Funds."       please reference your name, account number and
   The Fund does not accept cash, money orders, third      address on your check, and the name of the Fund
   party checks, travelers checks, credit card             - "UMB Scout International Discovery Fund".
   checks, checks drawn on banks outside the United     o  Make your check payable to the "UMB Scout Funds."
   States or other checks deemed to be high risk.
o  For IRA accounts, please specify the year for
   which the contribution is made.

------------------------------------------------------- -----------------------------------------------------
Mail your application and check to:                     Mail the slip and check to:
UMB Scout Funds                                         UMB Scout Funds
P.O. Box 1241                                           P.O. Box 1241
Milwaukee, WI 53201-1241                                Milwaukee, WI 53201-1241

------------------------------------------------------- -----------------------------------------------------
By overnight courier, send to:                          By overnight courier, send to:
UMB Scout Funds                                         UMB Scout Funds
803 West Michigan Street, Suite A                       803 West Michigan Street, Suite A
Milwaukee, WI 53233-2301                                Milwaukee, WI 53233-2301

------------------------------------------------------- -----------------------------------------------------
By telephone:                                           By telephone:
You may not make your initial purchase by telephone.    o  You automatically have the privilege to purchase
                                                           additional shares by telephone unless you have
                                                           declined this service on your account
                                                           application. You may call 1-800-996-2862 to
                                                           purchase shares in an existing account.
                                                        o  Investments made by electronic funds transfer
                                                           must be in amounts of at least $100 and not
                                                           greater than $50,000.

------------------------------------------------------- -----------------------------------------------------
By wire:                                                By wire:
o  To purchase shares by wire, the Transfer Agent       Send your investment to UMB by following the
   must have received a completed application and       instructions listed in the column to the left.
   issued an account number to you. Call
   1-800-996-2862 for instructions prior to wiring
   the funds.
o  Send your investment to UMB with these
   instructions:

UMB Bank, n.a.
ABA# 101000695
For Credit to the UMB Scout Funds
A/C# 9871062406

For further credit to: investor account number;
name(s) of investor(s); SSN or TIN; and the name of
the Fund - "UMB Scout International Discovery Fund".

                                       10

------------------------------------------------------- -----------------------------------------------------
Online:                                                 Online:
Visit the Funds' web site, complete and                 Visit the Funds' web site and complete the online
electronically submit the online application.           form to add to your account in amounts of $100 or
Accounts for third parties, trusts, corporations,       more.
partnerships and other entities may not be opened
online and are not eligible for online transactions.

------------------------------------------------------- -----------------------------------------------------

If your purchase  request is received by the Transfer Agent or other  authorized agent before the close of trading on the NYSE (usually  3:00 p.m.  Central Time)
on a day when the Fund is open for  business,  your  request will be executed at that day's NAV,  provided that your  application is in good order.  "Good order"
means that all  shares are paid for,  and that you have  included  all  required documentation  along with any required Medallion signature  guarantees.  If your request is received  after the close of  trading,  it will be priced at the next business  day's  NAV.  Shares  purchased  by wire  will  receive  the  NAV  next determined  after the Transfer  Agent receives your wired funds and all required information is provided in the wire instructions. The Fund reserves the right to modify the terms and conditions of purchase  transactions  at any time,  without prior notice.

Customer Identification Program

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record  information  that identifies each person who opens an account.  When you open an  account,  we will  ask for your  name,  your  date of birth  (for a natural person),  your residential  address or principal place of business,  (as the case may be), and mailing  address,  if different,  as well as your Taxpayer
Identification  Number (or Social Security  Number).  Additional  information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Fund reserves the right to deny  applications or redeem your account if the application is not in good order or it is unable to verify your identity.

AUTOMATIC INVESTMENT PLAN (AIP)

To make regular  investing more convenient,  you can open an AIP with an initial investment  of $100 and a minimum  of $50 per  transaction  after you start your plan.  Purchases made pursuant to an AIP may not exceed $50,000 per transaction.
You tell us how much to invest for you every  month or  quarter.  On the day you select (you may choose the 5th, 10th,  15th,  20th, or 25th of the month),  that amount is automatically transferred from your checking or savings account. There is no fee for  this  service,  but if  there is not  enough  money in your  bank account to cover the  withdrawal  you will be charged $20, your purchase will be cancelled,  your AIP will be  terminated  and you  will be  responsible  for any resulting  losses to the Fund. Your AIP will also be terminated in the event two successive  mailings  to you are  returned  by the United  States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can  terminate  your AIP at any time by calling the Fund at least five  business days before your next scheduled  withdrawal date. To implement this plan, please fill out the appropriate area of your application,  or call  1-800-996-2862  for assistance.

Additional Purchase Information

o    The Fund does not issue certificates for shares.

o    If your check or ACH purchase does not clear for any reason,  your purchase will be cancelled.  You will be  responsible  for any  resulting  losses or expenses  (including a $20 fee) incurred by the Fund or the Transfer Agent.
     The  Fund  may  redeem  shares  you  own in  this  or  another  identically registered Fund account as reimbursement for any such losses.

                                       11

o    You  must  provide  the Fund  with a Social  Security  Number  or  Taxpayer
     Identification  Number and certify  that the number is correct,  as well as certify that you are a United  States  person  (including  a U.S.  resident alien)  and that you are not  subject  to backup  withholding  before  your account can be established.  If you do not provide these  certifications on your account  application,  the Fund will be required to withhold and remit to the IRS a percentage  of  dividends,  capital  gains  distributions  and redemptions as set forth in applicable IRS Rules and Regulations.  The Fund must also withhold if the IRS instructs it to do so.

o    The Fund is only offered to residents of the United States. This Prospectus should not be considered a  solicitation  to buy or an offer to sell shares of the Fund in any  jurisdiction  where it would be unlawful to do so under the securities laws of that jurisdiction.

o    The Fund will not accept your  application if you are investing for another person as attorney-in-fact. The Fund will not accept applications that list
     "Power of Attorney" or "POA" in the registration section.

o    Once you place  your  order,  you may not cancel or revoke it. The Fund may reject a purchase order for any reason.

Transactions  Through  UMB Bank,  n.a.  and Other  Institutions.  In addition to purchasing  shares from the Fund,  you may invest  through a financial  services agent such as a bank,  financial or  investment  advisor or  broker-dealer.  UMB trust department  customers may purchase shares through their qualified accounts and should  consult with their account  officer for additional  information  and instructions.  Customers of other financial services agents should contact their account officers for appropriate  purchase  instructions.  Please note that your financial  services  agent may  charge  transaction  and other  fees and may set different  minimum  investments or limitations on buying and selling shares than those described in the Prospectus.  In addition,  these intermediaries may place limits on your ability to use services the Fund offers. To determine whether you may purchase shares through your institution, contact your institution directly.

The Advisor,  from its own  resources,  may make  payments to financial  service agents as  compensation  for access to platforms or programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection  with such  platforms  and  programs.  This includes fees paid to UMB
Financial  Services,  Inc. and UMB on Fund shares held in customer  accounts for services  rendered.  These  payments  would  be in  addition  to  Fund  payments described in this  Prospectus.  The amount of the payment may be  different  for different  agents.  The aggregate amount of these  additional  payments could be substantial.  These  additional  payments may include amounts that are sometimes referred  to as  "revenue  sharing"  payments.  These  payments  may  create  an incentive  for the  recipient  to  recommend  or sell shares of the Fund to you.
Please contact your financial intermediary for details about additional payments it may receive and any potential conflicts of interest.

SELLING SHARES

When you purchase your shares directly from the Fund, you may redeem or exchange shares by the methods  described below. You may also use any of these methods if you  purchase  your  shares  through  an account  at UMB,  or another  financial services agent and you appear on the Fund's  records as the  registered  account holder.  These  redemption  instructions  do not apply to Fund shares held in an omnibus  account.  You may redeem your shares of the Fund on any day the Fund is open for business by following  the  instructions  below.  You may elect to have redemption  proceeds sent to you by check,  wire or electronic  funds  transfer.
There is a $13 fee for each wire  transfer.  The Fund normally  pays  redemption proceeds  within two business  days, but may take up to 7 days (or up to 15 days for shares recently purchased by check, while the Fund waits for funds to become available).

                                       12

BY MAIL

o    Send a letter of instruction that includes your account number, the name of the Fund - "UMB Scout  International  Discovery  Fund," the dollar value or number  of  shares  you  want to  redeem,  and how and  where  to send  the proceeds.

o    Sign the request exactly as the shares are  registered.  All account owners must sign.

o    Include a Medallion signature guarantee, if necessary (see page 15).

o    Send your request to:

REGULAR MAIL                       OVERNIGHT COURIER

UMB Scout Funds                    UMB Scout Funds
P.O. Box 1241                      803 West Michigan Street, Suite A
Milwaukee, WI 53201-1241           Milwaukee, WI 53233-2301

BY TELEPHONE

o    You  automatically  have the privilege to redeem shares by telephone unless you have declined this option on your account application.

o    Call 1-800-996-2862,  between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

ONLINE

o    If you have registered for online  transaction  privileges,  you may redeem shares online for any amount between $500 and $50,000.

Redemption  requests  received  in "good  order"  before  the  close of the NYSE
(usually  3:00 p.m.  Central Time) on any day that the Fund is open for business will be processed at that day's NAV. "Good order" means that all shares are paid for,  and that you have  included  all  required  documentation  along  with any required  Medallion  signature  guarantees.  If you purchased  shares  through a financial  intermediary,  the  financial  intermediary  may have its own earlier deadlines  for the receipt of the  redemption  order.  If you are  attempting to redeem from  unsettled  purchases  or  uncollected  funds,  your request will be returned to you.

Please note that the Fund may require  additional  documents for  redemptions by
corporations,   executors,   administrators,   trustees,   guardians   or  other
fiduciaries.  If you  have any  questions  about  how to  redeem  shares,  or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.

REDEMPTION FEE

Shares of the Fund that are sold or exchanged within two months of purchase will be  assessed  a  redemption  fee of 2.00%.  This  redemption  fee is  imposed to discourage  short-term  trading and is paid to the Fund to help offset any costs associated  with  fluctuations  in Fund  asset  levels  and cash flow  caused by short-term  shareholder  trading.  The  redemption  fee will not apply to shares acquired through the reinvestment of dividends or distributions,  redemptions or exchanges  in  connection  with  a  systematic  withdrawal  plan  (including  an automatic  exchange  plan),  redemptions or exchanges in a  discretionary  asset allocation or wrap program ("wrap programs") that are made as a result of a full withdrawal  from  the  wrap  program,  involuntary  redemptions,  such as  those resulting from a shareholder's  failure to maintain a minimum

                                       13

investment in the Fund, or to pay  shareholder  fees,  redemptions and exchanges effected  by  other  mutual  funds  that are  sponsored  by the  Advisor  or its affiliates,  and otherwise as the Fund or the Board of Trustees may determine in their sole  discretion.  The  redemption fee will also not apply to accounts for which UMB serves as custodian,  trustee or in any other fiduciary  capacity,  to employer-sponsored  retirement  plans such as 401(k) plans, or to other accounts to which the application of the redemption fee is not technologically  feasible, such as certain omnibus accounts maintained by a financial intermediary. Certain intermediaries  may not apply the exemptions  listed above to the redemption fee or may exempt  transactions not listed above from the redemption fee. For shares that are held  through a  financial  intermediary,  in an omnibus or other group account, the Fund relies on the financial  intermediary to assess the redemption fee on underlying shareholder accounts.  Certain intermediaries may use criteria and methods for tracking,  applying  and/or  calculating the redemption fee that may differ in some respects from that of the Fund. The redemption fee will apply to custody,  trust or other  fiduciary  accounts held directly at the Fund.  The redemption  fee is deducted from the proceeds of the  redemption or exchange and is paid  directly  to the Fund.  If you bought  shares in the Fund on  different days,  the shares  held the  longest  will be  redeemed  first for  purposes  of determining whether the redemption fee applies ("first-in, first-out").

SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically  redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly  basis, on the 5th, 10th,  15th,  20th, or 25th of the month. The proceeds of a withdrawal can be sent to your address of record,  sent by  electronic  transfer  to your bank or  invested  in  another  UMB Scout Fund
(minimum for  auto-exchanges is $100). You may obtain a copy of the Prospectuses for the  other UMB  Scout  Funds  not  offered  in this  Prospectus  by  calling
1-800-996-2862 or visit  umbscoutfunds.com.  Please read the separate prospectus for those Funds carefully before making an auto-exchange  into another UMB Scout
Fund. This plan may be a useful way to deal with mandatory  withdrawals  from an
IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

Additional Redemption Provisions

o    Once we receive your order to redeem  shares,  you may not revoke or cancel
     it. The Fund cannot  accept an order to redeem that  specifies a particular date, price or any other special conditions.

o    If your  redemption  request  exceeds the amount that you currently have in your account, your entire account will be redeemed.  Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

o    If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.

o    The Fund  reserves the right to suspend the  redemption  of shares when the securities  markets are closed,  trading is restricted  for any reason,  an emergency  exists  and  disposal  of  securities  owned  by the Fund is not reasonably  practicable,  the Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or the  postponement of the date of payment of a redemption.

o    Under certain  circumstances,  the Fund may pay your  redemption "in kind."
     This means that the Fund may pay you in  portfolio  securities  rather than cash.  If this occurs,  you may incur  transaction  costs when you sell the securities you receive.

Redeeming and Exchanging Through UMB Bank, n.a. and Other Institutions

If you  purchase  your  shares  through an  account at UMB or another  financial services  agent,  you  must  redeem  or  exchange  them in  accordance  with the instructions governing that account. You should direct questions regarding these types of  redemptions or exchanges to your account  representative.  Please note

                                       14

that when shares are purchased  through UMB or another  institution,  you may be charged a fee by that institution for providing services in connection with your account.

Telephone Transactions

o    In times of drastic economic or market conditions,  you may have difficulty redeeming  shares by telephone.  The Fund reserves the right to temporarily discontinue  or  limit  the  telephone  purchase,  redemption  or  exchange privileges at any time during such periods.

o    The Fund reserves the right to refuse a telephone  redemption request if it believes  it is  advisable  to do so. The Fund uses  procedures  reasonably designed to confirm that  telephone  redemption  instructions  are genuine.
     These may include recording telephone transactions, testing the identity of the caller by asking for account  information  and sending  prompt  written confirmations.  The Fund may implement other  procedures from time to time.
     If these procedures are followed,  the Fund and its service  providers will
     not  be  liable  for  any  losses  due  to   unauthorized   or   fraudulent
     instructions.

Medallion Signature Guarantees

The Fund will require the Medallion signature guarantee of each account owner in the following situations:

o    to change ownership on your account;

o    to send redemption proceeds to a different address than is currently on the account;

o    to have the proceeds paid to someone other than the account's owner;

o    to  transmit  redemption  proceeds  by federal  funds wire or ACH to a bank other than your bank of record;

o    to add check-writing privileges;

o    to add telephone privileges;

o    to change the name on your account due to marriage or divorce;

o    to  transfer  your Fund IRA to another  fund  family  (on the IRA  transfer form);

o    if a change of address  request  has been  received by the  Transfer  Agent within the last 60 days; or

o    if your redemption is for $50,000 or more.

A Medallion signature guarantee request may not be sent by facsimile.

The Fund  requires  Medallion  signature  guarantees to protect both you and the
Fund from  possible  fraudulent  requests  to redeem  shares.  You can  obtain a
Medallion signature guarantee from most broker-dealers, national or state banks,
credit  unions,   federal  savings  and  loan  associations  or  other  eligible institutions.  A  notary  public  is  not  an  acceptable  signature  guarantor.
Medallion signature guarantee requirements also apply to certain transactions on
accounts  involving  executors,   administrators,   trustees  or  guardians.  To
determine  if  a  Medallion  signature   guarantee  is  required,   please  call
1-800-996-2862.

Small  Accounts.  All Fund  account  owners  share the high cost of  maintaining accounts with low balances.  To reduce this cost, the Fund reserves the right to close an account when your account  balance falls below $1,000 (or the specified account minimum investment) for reasons other than a change in the market value.
We will notify you in writing before we close your account, and you will have 60 days to add additional  money to bring the balance up to $1,000.  This provision does not apply to accounts held through  financial  services agents,  retirement plan accounts, active AIPs or UGMA/UTMA accounts.

                                       15

EXCHANGING SHARES

Fund to Fund Exchange. You may exchange shares in the Fund for shares in another
UMB  Scout  Fund in  writing,  online,  or by  calling  the  Transfer  Agent  at
1-800-996-2862  between 7:00 a.m. and 7:00 p.m.  Central Time.  You may obtain a copy of the  Prospectuses  for the  other UMB Scout  Funds not  offered  in this
Prospectus by calling  1-800-996-2862 or by visiting  umbscoutfunds.com.  Please read the separate prospectus for those Funds carefully before making an exchange into another UMB Scout Fund.  The minimum  amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

o    Each account must be registered identically;

o    You must meet the Fund's initial and subsequent  investment  minimums;  the shares of the account you are exchanging  in/out of must have a value of at least $2,500 when initiating an automatic exchange;

o    You may open a new  account or  purchase  additional  shares by  exchanging shares from an existing Fund account.  New accounts opened by exchange will have the same  registration as the existing  account and are subject to the minimum initial investment requirements; and

o    Exchanges  of shares of the Fund held two months or less will  trigger  the redemption fee.

Additional documentation and a Medallion signature guarantee may be required for exchange  requests  from  accounts  registered  in the  name  of a  corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m.
Central  Time) it will be  processed  at that  day's NAV.  Please  note that the exchange of shares  results in the sale of one UMB Scout  Fund's  shares and the purchase of another UMB Scout  Fund's  shares.  As a result,  an exchange  could result in a gain or loss and a taxable  event for you.  The UMB Scout  Funds may change or  temporarily  suspend the exchange  privilege  during  unusual  market conditions.

AUTOMATIC EXCHANGES

You can authorize  automatic monthly exchanges ranging from $100 to $50,000 from one Fund account to another  identically  registered Fund account.  The exchange will take place on the 5th, 10th,  15th, 20th, or 25th of the month, as selected by you.  Exchanges  will continue  until all shares have been exchanged or until you terminate  the service.  You may obtain a copy of the  Prospectuses  for the other UMB Scout Funds not offered in this Prospectus by calling  1-800-996-2862, by visiting us online at umbscoutfunds.com or e-mailing us at scoutfund@umb.com.
Please read the separate  prospectus for those Funds carefully  before making an exchange  into  another UMB Scout Fund.  You must own shares in an open  account valued  at  $2,500  or more  when you  first  authorize  monthly  exchanges.  To implement this plan,  please fill out the appropriate area of your  application, or call 1-800-996-2862 for assistance.

MARKET TIMING

The Fund is not to be used as a vehicle for short-term trading or market timing, and  therefore,  the Fund will not honor  requests for purchases or exchanges by shareholders  who identify  themselves as market timers or are identified by the
Fund as engaging in a pattern of frequent trading  potentially  injurious to the
Fund. "Frequent trading potentially injurious to the Fund" is a sale or exchange of Fund shares exceeding a designated  monetary  threshold within 20 days of the purchase of such Fund shares.

                                       16

The Fund  believes  that  frequent  trading  strategies  or  market  timing  may adversely affect the Fund and its shareholders. A pattern of frequent trading or market  timing  may  interfere  with  the  efficient  management  of the  Fund's portfolio,  materially  increase the Fund's  transaction  costs,  administrative costs or taxes, and/or impact Fund performance.

In order to reduce the risks of frequent  trading and market timing,  the Fund's
Board of Trustees has adopted a redemption fee for the Fund and has adopted, and management  has  implemented,  policies and  procedures  designed to discourage, detect and prevent  frequent  purchases and  redemptions  (or exchanges) of Fund shares in order to protect  long-term Fund  shareholders.  The Fund reserves the right to restrict,  reject,  suspend, limit or terminate,  without prior notice,
the  purchase  or  exchange   privilege  of  any  investor,   or  any  financial
intermediary   firm,  who  appears  to  be  employing  a  frequent   trading  or
market-timing strategy or for any other reason.

The Fund maintains surveillance  procedures to detect frequent trading or market timing of Fund shares.  As part of this surveillance  process,  the purchase and subsequent sale or exchange of Fund shares exceeding the monetary  threshold for
transactions   within  a  20-day  period  are  examined.   To  the  extent  that
transactions  exceeding  the  monetary  threshold  within  a 20-day  period  are identified, the Fund will place a "block" on the account (and may also block the accounts of clients of the particular  adviser or broker considered  responsible for the trading).  The Fund may modify its surveillance  procedures and criteria from time to time without prior notice,  subject to Board approval, as necessary or  appropriate  to improve  the  detection  of  frequent  trading or to address specific circumstances. In the case of financial intermediaries, the application of the  surveillance  procedures  will  be  subject  to the  limitations  of the
intermediaries'   monitoring   systems  and/or  ability  to  provide  sufficient
information  from  which to detect  patterns  of  frequent  trading  potentially injurious  to the Fund.  The Fund  also may  consider  the  history  of  trading activity  in all  accounts  known  to be under  common  ownership,  control,  or influence.

Management has determined that certain short-term  purchases and redemptions (or exchanges) are not disruptive or harmful to the Fund's  long-term  shareholders, such as transactions conducted through systematic investment or withdrawal plans
or  certain  asset   allocation   program   transactions,   and  therefore  such
transactions   generally  are  not  subject  to  the  surveillance   procedures.
Additional exceptions may be granted where extraordinary or unique circumstances indicate  that a  transaction  (or series of  transactions)  does not  adversely affect the Fund or its  shareholders  and is not part of a  frequent  trading or market timing  strategy.  Any such exceptions are subject to advance approval by the Fund's  president,  among others,  and are subject to oversight by the Chief
Compliance Officer and the Board.

The  portfolio  securities  of the Fund may make the Fund  more  susceptible  to frequent trading or market-timing  strategies.  Some foreign securities in which the Fund has authority to invest or some thinly  traded  securities in which the
Fund  may  invest  could  subject  the Fund to  "arbitrage  market  timing,"  as described  below. To reduce the  susceptibility  of the Fund to arbitrage market timing,  the Board has also  approved a  redemption  fee on Fund  shares sold or exchanged  within two months of  purchase.  Details  of the  redemption  fee are disclosed on page 13.

Market timing through financial intermediaries.  Shareholders are subject to the
Fund's  policy  prohibiting  frequent  trading or market  timing  regardless  of whether they invest  directly  with the Fund or  indirectly  through a financial intermediary  such as a  broker-dealer,  a bank,  an  investment  advisor  or an administrator  or trustee of a 401(k)  retirement plan that maintains an omnibus account  with the Fund for  trading  on behalf of its  customers.  To the extent required by applicable  regulation,  the Fund or the Transfer  Agent enters into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary.  While the Fund monitors accounts of financial  intermediaries and will encourage  financial  intermediaries to apply the Fund's policy prohibiting frequent  trading or market timing to their  customers who invest  indirectly in the Fund,  the Fund is limited in its ability to monitor  the trading  activity, enforce the Fund's policy prohibiting frequent trading or enforce any applicable redemption  fee with respect to customers of financial  intermediaries.  Certain financial intermediaries may be limited with respect to their monitoring systems and/or  their  ability to provide  sufficient  information  from which to detect patterns of frequent  trading  potentially  injurious to the Fund.  For example, should it occur,  the Fund may not be able to detect frequent

                                       17

trading or market timing that may be facilitated by financial  intermediaries or it may be more  difficult  to  identify in the  omnibus  accounts  used by those intermediaries for aggregated purchases,  exchanges and redemptions on behalf of all their customers. In certain circumstances,  financial intermediaries such as
401(k) plan providers may not have the technical  capability to apply the Fund's policy prohibiting frequent trading to their customers.  Certain  intermediaries may not apply the same  exceptions  to the Fund's  policy  prohibiting  frequent trading to their  customers or may apply a different  policy  and/or  method for identifying  these types of  transactions  than the Fund.  In addition,  certain intermediaries  may use  criteria  and methods  for  tracking,  applying  and/or calculating the redemption fee that may differ in some respects from that of the
Fund.  Reasonable  efforts will be made to identify the  financial  intermediary customer  engaging in frequent  trading.  Transactions  placed  through the same financial  intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Fund's  policy and may be rejected in whole or in part by the Fund.  However,  there can be no  assurance  that the
Fund will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

Arbitrage  market  timing.  The Fund has the  authority  to  invest  in  foreign securities  that are  traded on foreign  exchanges  and in  securities  that are thinly traded. To the extent the Fund invests in these types of securities,  the
Fund may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible  delays between the change of the value of the Fund's portfolio  holdings and the reflection of the change in the NAV of the Fund's  shares,  sometimes  referred to as  "arbitrage  market  timing." For example,  the Fund may hold  portfolio  securities  that are traded on a foreign exchange that closes prior to the time that the Fund  calculates  its NAV. If an event that affects the value of that foreign  security  occurs prior to the time that the Fund calculates its NAV, the closing price of the foreign  security may not accurately  represent the value of the foreign security at the time the Fund calculates its NAV.  Likewise,  if the Fund invests in a security that is thinly traded,  the closing  price of that  security may not  accurately  represent the market value of that security at the time the Fund  calculates its NAV. There is the  possibility  that such  "arbitrage  market timing"  trading,  under certain
circumstances,   may  dilute  the  value  of  the  Fund's  shares  if  redeeming shareholders  receive  proceeds (and buying  shareholders  receive shares) based upon  NAVs  that do not  reflect  the  appropriate  fair  value  prices of those portfolio  securities.  To reduce the risk of arbitrage market timing,  the Fund has  procedures to determine the fair value of a portfolio  security if there is an indication that, for example,  a closing price on a foreign market or closing price of a thinly traded security may not reflect the accurate fair market value of the security.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account.

Name  Changes.  If your name has changed  due to marriage or divorce,  send us a letter  of  instruction  signed  with  both  your old and new  names.  Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.

Address  Changes.  The  easiest  way to notify  us is to return  the stub from a recent confirmation or statement.  You can also call the Transfer Agent with any changes at 1-800-996-2862.

Transfer of Account  Ownership.  Send us a letter including your account number, number of shares or dollar  amount  that are being  transferred  along  with the name,  date of birth,  address and Social  Security Number of the person to whom the  shares  are being  transferred.  The  letter  must be signed by all  living registered  owners.  You  will  also  need  to  include  a  Medallion  signature guarantee.  Corporations,  businesses and trusts may have to provide  additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional  documents are required.

                                       18

SPECIAL FEATURES AND SERVICES

RETIREMENT AND SAVINGS ACCOUNT OPTIONS

The Fund  offers a variety of  retirement  and  savings  accounts  for which UMB serves as trustee or custodian.  These  accounts may offer tax  advantages.  For information on establishing retirement accounts, please call 1-800-996-2862. You should  consult  with your legal  and/or tax  advisor  before  you  establish  a retirement account.

The  Fund currently  offers the following kinds of retirement  plans and savings account:

o    Traditional IRA (including spousal IRA)  o    SEP-IRA

o    Rollover IRA                             o    Coverdell Education Savings
                                                   Account
o    Roth IRA

ACH TRANSACTIONS

If you would like to purchase shares  electronically or have redemption proceeds sent  directly to your bank  account,  you must first have  certain bank account information  on file  with us so that  funds can be  transferred  electronically between your mutual fund and bank  accounts.  There is no charge to you for this procedure.  You can  establish  this  privilege  by filling out the  appropriate section  of your  account  application.  If you did not  select  the  electronic purchase  or  redemption  options  on  your  original  application,  call  us at
1-800-996-2862.  Subsequent ACH transactions  placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE

The  Fund  offers  24-hour,  seven  days a  week  access  to  Fund  and  account information  via a toll-free  line. The system  provides  total  returns,  share prices and price  changes for the Fund,  gives you account  balances and history
(e.g.,  last  transaction,  portfolio  manager  perspective  and latest dividend distribution)  and  allows  you to  transact  on your  account.  To  access  the automated system, please call 1-800-996-2862.

OTHER SHAREHOLDER INFORMATION

WEB SITE

You can obtain the most  current  Prospectus  and  shareholder  reports  for the
Funds, as well as current performance  information,  applications and other Fund information by visiting the Funds' web site at umbscoutfunds.com.

In  addition,  you  may  enroll  on the  Funds'  web  site to  establish  online transaction privileges, which will enable you to buy, sell or exchange shares of the  Funds  online.  In order to  conduct  online  transactions,  you must  have telephone  transaction  privileges.  You will be required to enter into a user's agreement during the enrollment  process in order to initiate online transaction privileges.  Payment for  purchase of shares  online may be made only through an
ACH debit of your bank account.  Therefore,  to purchase shares online, you must also have ACH instructions on your account.  If you open an account online,  any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial  proceeds were drawn.  Otherwise,  redemption  proceeds may be sent by check, wire or ACH transfer to the address or bank account of record.

                                       19

You should be aware that the Internet is an unsecured,  unstable and unregulated environment.  Your  ability  to use the  Funds'  web  site for  transactions  is dependent upon the Internet and equipment,  software, systems, data and services provided by various  vendors and third  parties.  While the Fund and its service
providers  have  established   certain  security   procedures,   the  Fund,  its
Distributor  and  Transfer  Agent  cannot  assure  you that  inquiries,  account information  or trading  activity will be completely  secure.  There may also be delays,  malfunctions  or other  inconveniences  generally  associated with this medium.  There may also be times  when the Funds'  web site is  unavailable  for transactions or other purposes.  Should this occur,  you should consider buying, selling or exchanging  shares by another method.  Neither the Fund, its Transfer
Agent or  Distributor  will be liable  for any such  delays or  malfunctions  or unauthorized interception or access to communications or account information. In addition, neither the Fund, its Transfer Agent or Distributor will be liable for any loss,  liability,  cost or expense for following  instructions  communicated through the Internet, including fraudulent or unauthorized instructions.

SHAREHOLDER COMMUNICATIONS

Disclosure  of  Portfolio  Holdings.  The  Fund  makes  a  complete  list of its portfolio holdings publicly available on the Funds' web site, umbscoutfunds.com, approximately  thirty days after the end of each fiscal  quarter.  Further,  the
Fund discloses its top ten equity holdings on the Funds' web site  approximately fifteen  days after the end of each fiscal  quarter.  This  information  is made available  in order to enhance  communications  to the Fund's  shareholders  and
provide  them  with  additional   means  of  monitoring  and  evaluating   their
investments  in the Fund.  A further  description  of the  Fund's  policies  and procedures with respect to the disclosure of the Fund's portfolio  securities is available in the Fund's SAI.

Confirmations.  You will  receive  a  confirmation  each  time you buy,  sell or exchange Fund shares.  AIP participants  receive quarterly  confirmations of all automatic transactions.

Quarterly and Annual Statements.  You will receive a quarterly statement listing all  distributions,  purchases and  redemptions of Fund shares for the preceding calendar  quarter.  Your  December  statement  will  include  a  listing  of all transactions for the entire year.

Please  review  your  statement  and  notify  us  immediately  if there  are any discrepancies in the information. You must contact the Fund in writing regarding any errors or  discrepancies on your statement within 90 days of the date of the statement  confirming a  transaction.  The Fund  reserves the right to deny your ability to refute a  transaction  if you fail to notify the Fund  within such 90 day time period.

Semi-Annual and Annual Reports. The Fund sends Semi-Annual and Annual Reports to
their  shareholders.   These  reports  provide  financial  information  on  your
investments  and give you a "snapshot" of the Fund's  portfolio  holdings at the end of their  semi-annual  and fiscal  year  periods.  Additionally,  the Annual
Report discusses the factors that materially affected the Fund's performance for its most recently  completed fiscal year,  including  relevant market conditions and the investment strategies and techniques that were used.

Prospectus.  Each  year,  the Fund will send all record  shareholders  a current
Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099.  Each year you will  receive a Form  1099-DIV,  showing the source of distributions  for the preceding year, and a Form 1099-B showing shares you sold during the year.

Form 5498. If you  contributed to an IRA during the year you will receive a Form
5498 verifying your contribution.

You may elect to receive confirmations, statements and/or Annual and Semi-Annual
Reports via email by completing  and  submitting  the consent form on the Funds'
web site.

                                       20

HOUSEHOLDING

To help lower the Fund's expenses, we attempt to eliminate duplicate mailings of
Prospectuses,  Annual and Semi-Annual Reports to shareholders.  When two or more
Fund shareholders have the same last name and address, we may send just one copy of a  Prospectus,  Annual or  Semi-Annual  Report to that  address  rather  than mailing  separate  documents  to each  shareholder.  You can  elect  to  receive
individual  copies  of  these  regulatory   mailings  at  any  time  by  calling
1-800-996-2862.  The Fund will  begin  sending  you  individual  copies of these regulatory mailings within 30 days after your request.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Fund may authorize one or more brokers or other financial services agents or sub-agents  to accept  purchase,  redemption  and exchange  orders on the Fund's behalf.  In these cases,  the Fund will be deemed to have received an order when an authorized  financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next  computed  after it is  received  in good order by the financial services agent or sub-agent.  The Fund has agreed to allow some service  providers to enter  purchase  orders for their  customers by telephone,  with payment to follow.  Designated  financial  services  agents and sub-agents are contractually  obligated and responsible for transmitting  orders that are  accepted  by them prior to the close of  trading on the NYSE  (usually
3:00 p.m.  Central  Time) and payment for the purchase of shares to the Transfer
Agent  within the time period  agreed upon by them.  If payment is not  received within the time specified,  your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to qualify each year as a regulated  investment  company  under the Code. As a regulated  investment company, the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund intends to distribute all of its net investment  income and net realized  capital gains, if any,  at least  annually.  The Fund may  distribute  such income  dividends  and capital gains more  frequently,  if  necessary,  in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution  will vary,  and there is no guarantee a Fund will pay either an income  dividend or a capital gains distribution.  The Fund will automatically reinvest your dividends and capital gains  distributions  in additional  Fund shares unless you elect to have them paid to you in cash or directed  toward an  investment  in another UMB
Scout Fund. If you elect to have your  distributions paid in cash, the Fund will send a check to your address of record.

A dividend from net investment  income represents the income the Fund earns from dividends and interest received on its investments,  after payment of the Fund's expenses.  A capital  gain arises  from the  increase in the value of a security that the Fund holds. The Fund's gain is "unrealized"  until it sells a portfolio security.  Each  realized  capital  gain  is  either  short-term  or  long-term, depending  on whether  the Fund held the  security  for one year or less or more than one year.

The Fund will pay substantially all of its net investment income  semi-annually, usually in June and  December.  Substantially  all of any net  realized  capital gains will be distributed annually by December 31.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of distributions you received the previous calendar year. The Fund is
also  required  to  include  on  your  information  statement,   exempt-interest
dividends and the separately-identified  portion that constitutes an item of tax
preference  for  purposes  of  the  alternative   minimum  tax  (tax-exempt  AMT
interest).  Distributions declared in December to shareholders of record in such month,  but paid in January,  are taxable as if they were paid in December.  The
Fund may reclassify income after your tax reporting  statement is mailed to you.
Prior to  issuing  your  statement,  the Fund makes  every  effort to search for
reclassified   income  to  reduce  the  number

                                       21

of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Buying a Dividend.  Unless you invest in a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of the Fund shortly before the record date of a taxable distribution. This is known as "buying a dividend."
The distribution  will lower the value of the Fund's shares by the amount of the distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable  distribution.  To avoid  "buying a  dividend,"  check the
Fund's distribution schedule before you invest by calling 1-800-996-2862.

TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary  income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of net investment income and short-term  capital  gains  other than  qualified  dividend  income  received by individuals  are  taxable  to you as  ordinary  income.  Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your  shares.  A portion of  ordinary  income  dividends designated by the Fund may be qualified dividend income eligible for taxation by individual  shareholders  at  long-term  capital  gain rates,  provided  certain holding period requirements are met.

Sale or  Redemption  of Fund Shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be  recognized.  An exchange  of your Fund  shares for shares of a  different  UMB Scout Fund is the same as a redemption. The individual tax rate on any gain from the redemption or exchange of your Fund  shares  depends on your  marginal  tax bracket and on how long the shares have been held.

Backup  Withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds  from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Many states grant tax-free status to dividends paid from interest earned on direct  obligations  of the  United  States  government,  subject  to certain restrictions.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are subject to state and local taxes.  If the Fund  qualifies to pass through to you the tax benefits from foreign  taxes it pays on its  investments, and elects to do so, then any foreign taxes it pays on these  investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special U.S. tax certification requirements.

THIS  DISCUSSION  OF  "DIVIDENDS,  DISTRIBUTIONS  AND TAXES" IS NOT  INTENDED OR
WRITTEN TO BE USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX SITUATION IS UNIQUE,
YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL,  STATE, LOCAL OR FOREIGN
TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUND.

                                       22

The following information is not part of the Prospectus.

THE UMB SCOUT FUNDS PRIVACY POLICY

The  UMB  Scout  Funds  are  committed  to  the  belief  that   maintaining  the
confidentiality  of  our  shareholders'  information  is  at  the  core  of  our relationship  with  our  shareholders.  We  promise  that we will  protect  your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT

The UMB  Scout  Funds  collect  and  retain  information  about you only when we reasonably  believe  that  the  information  will  assist  us in  managing  your accounts.  One of the main reasons we collect certain  information is to protect your  account  and to identify  you when we conduct  transactions  for you.  The information  will also be used to comply with certain laws and regulations  that may apply to us and to help us understand  your financial  needs as we design or improve  our  products  and  services.  We will  also  use your  information  to administer  your account and  transactions  and to provide you with products and services that will best assist you. We collect  nonpublic  personal  information about you from the following sources:

o    your application or other forms,  correspondence or conversations (examples include name, date of birth, address and Social Security Number); and

o    your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE

We understand that you expect the personal  information you have entrusted to us to be  handled  with great  care.  We may share  information  about you with our affiliates in order for our affiliates to provide customer  service,  to process transactions,  or to manage  accounts for you. The types of affiliates with whom we share  information  include banks,  investment  advisors and other  financial
service   providers.   We  share  only  information  about  our  experiences  or
transactions  involving you or your account, such as your name, address,  Social
Security Number, account activity and account balances.

The UMB Scout Funds do not disclose  nonpublic  personal  information  about our shareholders to nonaffiliated  third parties,  except as permitted by applicable law.  In  compliance  with  applicable  laws,  we may share  nonpublic  personal information with nonaffiliated third parties that perform services on our behalf
or  to  other  financial   institutions  with  which  we  have  joint  marketing
agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information  strictly  confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY

The UMB Scout Funds restrict access to nonpublic personal  information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical,  electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.

                                       23

UMB SCOUT FUNDS                         INVESTMENT ADVISOR
International Discovery Fund (UMBDX)    Scout Investment Advisors, Inc.
                                        Kansas City, Missouri

                                        INDEPENDENT REGISTERED
                                        PUBLIC ACCOUNTING FIRM
                                        BKD, LLP
                                        Houston, Texas

                                        LEGAL COUNSEL
                                        Stradley, Ronon, Stevens & Young, LLP
                                        Philadelphia, Pennsylvania

                                        CUSTODIAN
                                        UMB Bank, n.a.
                                        Kansas City, Missouri

                                        DISTRIBUTOR
                                        UMB Distribution Services, LLC
                                        Milwaukee, Wisconsin

                                        TRANSFER AGENT
                                        UMB Fund Services, Inc.
                                        Milwaukee, Wisconsin

                                        ADDITIONAL INFORMATION

                                        The Statement of Additional  Information ("SAI") contains
                                        additional    information   about   the   Fund   and   is
                                        incorporated  by  reference  into  this  Prospectus.  The
                                        Fund's  Annual and  Semi-Annual  Reports to  shareholders
                                        contain   additional   information   about   the   Fund's
                                        investments.   In  the   Fund's   Annual   Report,   when
                                        available,  you  will  find a  discussion  of the  market
                                        conditions and investment  strategies that  significantly
                                        affected  the Fund's  performance  during its last fiscal
                                        year.

                                        You may  obtain  a free  copy of  these  documents,  when
                                        available,  by contacting the Fund by telephone,  mail or
UMB SCOUT FUNDS                         e-mail as  provided  on this  page.  The Fund also  makes
P.O. Box 1241                           copies  of these  documents  available  free of charge on
Milwaukee, WI 53201-1241                the web  site at  umbscoutfunds.com.  You  also  may call
                                        the   toll-free   number   provided   to  request   other
TOLL FREE 1-800-996-2862                information  about  the  Fund  and  to  make  shareholder
                                        inquiries.
E-MAIL  scoutfund@umb.com
                umbscoutfunds.com       Information  about  the Fund  (including  the SAI) can be
                                        reviewed  and  copied  at  the  Securities  and  Exchange
"UMB," "Scout" and the Scout design     Commission's  Public  Reference Room in  Washington,  DC.
 -- Reg. U.S. Pat. & Tm. Off.           Information  on the  operation  of the  Public  Reference
                                        Room   may   be   obtained   by   calling   the   SEC  at
                                        1-202-942-8090.  Reports and other  information about the
                                        Fund is  available  in the  EDGAR  database  on the SEC's
                                        Internet  site  at  http://www.sec.gov.  Copies  of  this
                                        information  also  may be  obtained,  upon  payment  of a
                                        duplicating    fee,    by    electronic     request    at
                                        publicinfo@sec.gov  or by writing to the Public Reference
                                        Section of the SEC, Washington, DC 20549-0102.
                                        SEC REGISTRATION NUMBER
                                        811-09813  UMB Scout Funds

                                       24

                                     PART B

                                 UMB SCOUT FUNDS

                     UMB Scout International Discovery Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 31, 2007

This Statement of Additional  Information ("SAI") is not a Prospectus but should
be  read  in  conjunction  with  the  current   Prospectus  for  the  UMB  Scout
International Discovery Fund dated December 31, 2007. In addition, the UMB Scout
Funds offer investment  portfolios  under the joint UMB Scout Funds'  Prospectus dated October 31, 2007 (which offers the UMB Stock,  Growth, Mid Cap, Small Cap,
International,  and Bond Funds and the  Investor  Class  shares of the UMB Scout
Money Market Fund - Federal  Portfolio,  the UMB Scout Money Market Fund - Prime
Portfolio  and the UMB Scout  Tax-Free  Money  Market  Fund (the  "Money  Market
Funds"))  and the  Prospectus  for the Service  Class shares of the Money Market
Funds  dated  October 31,  2007.  To obtain a free copy of a  Prospectus  or any
Annual or Semi-Annual Report to shareholders, please call the Funds toll-free at
1-800-996-2862.

"UMB" and "Scout"--Reg. U.S. Pat. & Tm. Off.

                                TABLE OF CONTENTS

                                  INTRODUCTION

The investment companies within UMB Scout Funds are series of UMB Scout Funds, a
Delaware  statutory trust (the "Trust").  The Trust is registered and classified as an open-end management investment company under the Investment Company Act of
1940, as amended (the "1940 Act").  Each separate  series of the Trust (referred to collectively  as the "Funds")  operates as a separate mutual fund with shares that are offered for purchase and redemption on an ongoing basis.  One series of the Trust is discussed in this SAI: the UMB Scout  International  Discovery Fund
(the "Fund"). The Fund's investment advisor is Scout Investment Advisors,  Inc., a Missouri  corporation (the "Advisor"),  which is a wholly-owned  subsidiary of
UMB Bank, n.a. ("UMB Bank")

This SAI supplements  the information  contained in the Prospectus for the Fund.
The  Prospectus  outlines  the  investment   objectives,   principal  investment
strategies and principal risks of the Fund, as well as various policies relating to  the  purchase  and  redemption  of  shares.  This  SAI  contains  additional information about the operation of the Fund,  including  additional  information about:

o    Investment Policies;
o    Risk Factors; and
o    Investment Restrictions.

                               INVESTMENT POLICIES

Ability to Change Investment Objectives and Policies

The Fund's  investment  objective  and policies  are matters of  non-fundamental policy,  which  means that the Board of  Trustees  can modify  these  investment objectives  and policies  without  obtaining  the approval of  shareholders.  By establishing  investment  policies  as  non-fundamental,  the Board has  greater flexibility to implement investment policy changes that it deems to be advisable and in the best interests of shareholders. If the Board approves a change in the
Fund's  investment  objective,  shareholders  will be given notice of the change prior to its  implementation.  The Fund is also  subject to certain  fundamental investment  restrictions that cannot be changed without shareholder approval, as required by law.

Diversification

The Fund is classified  under the 1940 Act as a  "diversified"  fund.  Under the
1940 Act, if a fund is classified as a diversified fund, it generally means that the fund may not, with respect to 75% of its total  assets,  invest more than 5%
of its total assets in securities of any one issuer (except  obligations  issued or  guaranteed by the U.S.  government,  its agencies or  instrumentalities  and securities  issued by  investment  companies)  or purchase  more than 10% of the voting securities of any one issuer.  The Fund may not change its classification from diversified to non-diversified  unless the change is approved by a majority of the Fund's  outstanding  voting  securities (as defined in the 1940 Act). The
Fund also intends to satisfy the portfolio diversification requirements that are applicable to mutual funds under the Internal Revenue Code.

The UMB Scout International Discovery Fund

To seek its objective of long-term growth of capital,  the Fund normally invests in a diversified  portfolio of equity  securities  (for example,  common stocks, depository receipts and securities  convertible into common stocks) of small/mid cap  companies  either  located  outside the U.S. or whose  primary  business is carried on outside the U.S.  The Fund  normally  invests at least 80% of its net assets (plus the amount of any  borrowings  for  investment  purposes) in equity securities.

Common stocks are equity securities that represent a proportionate  share of the ownership  of a company.  Their value is based on the  success of the  company's business,  any income paid to stockholders,  the value of the company's  assets, and  general  market  conditions.  The  Fund  may  invest  directly  in  foreign securities or indirectly by purchasing  shares of real estate  investment trusts
("REITs"),  American Depository Receipts ("ADRs"),  European Depository Receipts
("EDRs"),  Global  Depository  Receipts  ("GDRs") and  International  Depository
Receipts  ("IDRs"),  in bearer form,  which are designed for use in European and other  securities  markets.  ADRs,  EDRs,  GDRs

                                       1

and IDRs are receipts  typically  issued by a U.S.  bank or trust  company which evidence ownership of underlying securities issued by a foreign corporation.

The Fund  diversifies  its investments  among various  countries and a number of different  industries.  Generally,  the Fund does not intend to invest more than
25% of its net assets in any one particular  country or in securities  issued by any single foreign government,  its agencies or instrumentalities,  and the Fund normally invests its assets in at least three foreign  countries.  However,  the
Fund may, at times,  temporarily  invest a substantial  portion of its assets in one or more of such countries if economic and business  conditions  warrant such investments.

The Fund will not invest more than 20% of its net assets in companies located in developing  countries.  A  developing  country is generally  considered  to be a country that is in the initial stages of its industrialization  cycle with a low per capita gross national  product.  Compared to investment in the United States and other  developed  countries,  investing in the equity  markets of developing
countries  involves  exposure  to  relatively  unstable  governments,   economic
structures that are generally less mature and based on only a few industries and securities  markets  which  trade  a  small  number  of  securities.  Prices  on securities  exchanges in developing  countries  generally  will be more volatile than those in developed countries.

The Fund may invest in securities that are not listed on an exchange. Generally, the  volume of trading in an  unlisted  common  stock is less than the volume of trading in a listed  stock.  This means that the degree of market  liquidity  of some stocks in which the Fund invests may be relatively  limited.  When the Fund disposes  of such a stock it may have to offer  the  shares at a  discount  from recent prices or sell the shares in small lots over an extended period of time.

In addition to equity securities, the Fund is authorized to invest, to a limited extent,  in fixed-income  securities of worldwide  companies as described above.
While most foreign  securities are not subject to standard credit  ratings,  the
Advisor intends to select  "investment  grade" issues of foreign debt securities which are  comparable  to a Baa or higher  rating by  Moody's or a BBB or higher
rating  by  S&P(R)at  the  time  of  initial  investment,   based  on  available
information,  and taking into account  liquidity and quality issues.  Securities rated BBB or Baa are considered to have  speculative  characteristics.  The Fund does not  intend to hold  more  than 5% of its  portfolio  in  securities  whose ratings  have  dropped  below  investment  grade.  The Advisor  will review such securities  and  determine  appropriate  action  to take  with  respect  to such securities.

In order to  expedite  settlement  of  portfolio  transactions  and to  minimize currency value  fluctuations,  the Fund may purchase foreign  currencies  and/or engage in forward  foreign  currency  transactions.  The Fund will not engage in forward foreign currency exchange contracts for speculative purposes.

Depository Receipts.  The Fund may purchase depository  receipts,  which include
ADRs,  EDRs,  GDRs and IDRs,  whether  they are  "sponsored"  or  "unsponsored."
"Sponsored"  depository  receipts  are  issued  jointly  by  the  issuer  of the underlying security and a depository,  whereas "unsponsored" depository receipts are  issued  without  participation  of the  issuer of the  deposited  security.
Holders of unsponsored  depository receipts generally bear all the costs of such facilities and the depository of an unsponsored  facility frequently is under no obligation to distribute shareholder  communications received from the issuer of the deposited  security or to pass through  voting rights to the holders of such receipts  in  respect of the  deposited  securities.  Therefore,  there may be a reduced correlation  between  information  concerning the issuer of the security and the market value of an unsponsored  depository receipt.  Depository receipts may result in a  withholding  tax by the foreign  country of source,  which will have the effect of reducing the income distributable to shareholders.

Money Market  Investments.  The Fund intends to hold some cash,  short-term debt
obligations,   government   securities  or  other   high-quality   money  market
investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other  conditions  by investing up to 100% of its assets in cash or in those types of money market  investments for temporary,  defensive  purposes.
During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt  obligations,  government  securities  or other  high-quality  money market investments readily changeable into cash in which the Fund may invest are:

                                       2

     (1)  direct  obligations of the U.S.  Government  such as bills,  notes and other debt securities issued by the U.S. Treasury;

     (2)  certificates of deposit,  bankers'  acceptances  and other  short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are  members of the  Federal  Deposit
          Insurance Corporation or holding companies of such banks;

     (3)  commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by  S&P(R),  or if not rated by either  Moody's  or  S&P(R),  a company's commercial paper may be purchased by the Fund if the company has an  outstanding  bond issue rated Aa or higher by Moody's or AA or higher by S&P (R);

     (4)  short-term debt securities that are non-convertible,  have one year or less remaining to maturity at the date of purchase and are rated Aa or higher by Moody's or AA or higher by S&P (R);

     (5)  negotiable   certificates   of  deposit  and  other   short-term  debt
          obligations of savings and loan associations having assets of at least
          $1  billion,  which  are  members  of  the  Federal  Home  Loan  Banks
          Association  and  insured by the Federal  Savings  and Loan  Insurance
          Corporation; and

     (6)  repurchase  agreements  secured by issues of the U.S. Treasury or U.S.
          government  agencies and other types of  collateral  acceptable to the
          Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the  Fund  with  the  concurrent  agreement  by the  seller  to  repurchase  the securities  at the Fund's  cost plus  interest  at an agreed rate upon demand or within a specified time, thereby  determining the yield during the Fund's period of  ownership.  The  result is a fixed  rate of  return  insulated  from  market fluctuations during such period.  Under the 1940 Act, repurchase  agreements are considered loans by the Fund. The Fund is specifically  authorized to enter into repurchase  agreements,  notwithstanding the fundamental  investment restriction that prohibits the Fund from making loans.  The Fund will enter into  repurchase agreements  only with U.S.  banks having assets in excess of $1 billion that are
members  of  the  Federal  Deposit  Insurance  Corporation,   and  with  certain
securities dealers who meet the Advisor's credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the  contract  agreed  upon by the parties,  at a price set at the time of the  contract.  These  contracts  may be bought or sold to protect  the Fund,  to some  degree,  against a possible  loss resulting from an adverse change in the relationship  between foreign currencies and the  U.S.  dollar.  This  method  of  protecting  the  value  of the  Fund's investment  securities  against a decline  in the value of a  currency  does not
eliminate   fluctuations  in  the  underlying  prices  of  the  securities.   It
establishes  a rate of exchange  that one can  achieve at some  future  point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealings in forward foreign currency  transactions will be limited to
hedging   involving  either  specific   transactions  or  portfolio   positions.
Transaction  hedging is the purchase or sale of forward  foreign  currency  with respect to specific  receivables  or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities,  the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund.
Position  hedging  is the sale of  forward  foreign  currency  with  respect  to portfolio security positions denominated or quoted in such foreign currency. The
Fund will not speculate in foreign forward  exchanges.  Moreover,  it may not be possible  for the Fund to  hedge  against  a  devaluation  that is so  generally anticipated  that the Fund is not able to  contract  to sell the  currency  at a price above its anticipated devaluation level.

Preferred  Stocks.  Preferred  stocks  also are  equity  securities.  Generally, preferred stock receives  dividends prior to  distributions  on common stock and usually  has a priority  of claim over  common  stockholders  if the  company is liquidated.  Unlike common stock,  preferred  stock does not usually have voting rights;  however, in some instances,  preferred stock is convertible into common stock. In order to be payable,  dividends on preferred stock must be declared by the company's board of directors.  Dividends on the typical  preferred stock are cumulative,  causing

                                       3

dividends  to accrue even if not declared by the board of  directors.  There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Convertible  Securities.  Convertible  securities  entitle the holder to receive interest paid or accrued on debt or the dividend  paid on preferred  stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion,  convertible securities have characteristics  similar to ordinary debt  securities  in that they  normally  provide a stable stream of income with generally  higher  yields  than  those of  common  stock of the same or  similar issuers.  Convertible  securities rank senior to common stock in a corporation's capital  structure  and  therefore  generally  entail  less risk and may be less volatile than the corporation's common stock,  although the extent to which such risk is  reduced  depends  in  large  measure  upon  the  degree  to  which  the convertible  security  sells  above its  value as a  fixed-income  security.  In selecting  convertible  securities,  the  Advisor  will  consider,  among  other factors: the creditworthiness of the issuers of the securities;  the interest or
dividend  income  generated  by  the  securities;   the  potential  for  capital
appreciation of the securities and the underlying  common stocks;  the prices of the  securities  relative to other  comparable  securities and to the underlying common  stocks;  whether the  securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers;  and whether the securities are rated by a rating agency and, if so, the ratings  assigned.  The convertible  securities in which the Fund may invest are  rated,  at the time of  purchase,  at least  "A" or better  by  Moody's  or
S&P(R)or  determined to be of comparable  quality by the Advisor if the security in unrated.

Illiquid  and  Restricted  Securities.  The Fund may invest up to 15% of its net assets  in  securities  that  are  considered  to be  illiquid.  A  security  is considered  to be illiquid  if it cannot be sold or disposed of in the  ordinary course of business  within  seven days at  approximately  the value at which the
Fund has valued the security. Examples of illiquid securities include securities that  have a  limited  trading  market,  securities  that  are  sold in  private placements  without being registered for public sale under the Securities Act of
1933, as amended (the "1933 Act") and are therefore  subject to  restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted  securities such as commercial paper issued under Section 4(2) of the
1933 Act and  domestically  traded  securities that are not registered under the
1933 Act, but are regularly traded among qualified  institutional buyers because they are exempt from  registration  under 1933 Act Rule 144A,  may be treated as liquid  securities  for purposes of the 15%  limitation,  as long as the Advisor determines,  under the supervision of the Board, that an adequate trading market exists.

Other Investment  Companies.  The Fund is authorized to purchase shares of other investment  companies,  subject to certain percentage limits set forth under the
1940 Act. Specifically,  the Fund may invest up to 5% of its total assets in the securities of any one investment  company (or series  thereof),  but may not own more than 3% of any investment  company (or series  thereof) or invest more than
10% of its total assets in the  securities  of other  investment  companies  (or series  thereof).  The Fund may,  however,  invest more  broadly in money market mutual funds as permitted  under the 1940 Act. In addition,  the Fund may invest in other investment  companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

REITs.  The Fund may  invest up to 5% of its net  assets in  REITs.  REITs  pool investors'  funds for  investment  primarily in income  producing real estate or real estate  related loans or interests.  Generally,  REITs can be classified as equity REITs,  mortgage REITs or hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital  gains from  appreciation  realized  through  property  sales.
Equity  REITs are  further  categorized  according  to the types of real  estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities,  manufactured housing and mixed-property  types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest  payments.
Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Fixed  Income  Securities.  Fixed  income  or  debt  securities  are  issued  by governments, government agencies, corporations and other business organizations, and the  securities  represent  the  obligation of the issuer to repay a loan of money to it,  and  generally  pay  interest  to the  holder.  Bonds,  notes  and debentures are examples of debt  securities.  While most foreign  securities are
not  subject  to  standard  credit  ratings,   the  Advisor  intends  to  select
"investment  grade" issues of foreign debt securities  which are comparable to a
Baa or higher  rating by Moody's or a BBB or higher  rating by S&P(R)at the time of initial investment,  based on available information,  and taking into account liquidity and quality issues. Securities rated Baa or BBB are considered to have speculative characteristics.

                                       4

Securities  Lending.  In order to generate  additional income, the Fund may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Fund will receive  collateral equal to at least
100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets  (including the loan collateral).  Any cash collateral  received by the Fund in connection with these loans may be invested in U.S. government  securities and other liquid high-grade debt obligations.

                                  RISK FACTORS

The following  risk factors are in addition to the risk factors  included in the
Prospectus.

Risk Factors Applicable to Foreign Investments.

The Fund may  invest in  companies  located in foreign  countries.  As  non-U.S.
companies  are  not  generally  subject  to  uniform  accounting,  auditing  and financial  reporting  standards and practices  comparable to those applicable to
U.S.  companies,  similar information may not be readily available about certain foreign companies.  Securities of some non-U.S. companies may be less liquid and more volatile than  securities of comparable  U.S.  companies.  In addition,  in certain  foreign  countries,  there  is  the  possibility  of  expropriation  or
confiscatory   taxation,   political  or  social   instability   or   diplomatic
developments that could affect U.S. investments in those countries.

The Fund also may invest in companies located in emerging markets.  The risks of foreign  investing  may be  heightened  for  investments  in  emerging  markets.
Security  prices in emerging  markets can be  significantly  more  volatile than those  in more  developed  markets,  reflecting  the  greater  uncertainties  of investing in less established  markets and economies.  In particular,  countries with emerging markets may have relatively unstable governments,  may present the risks of  nationalization  of businesses,  restrictions on foreign ownership and prohibitions  on the  repatriation  of assets,  and may have less  protection of property rights than more developed  countries.  The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions,  and may suffer from extreme and volatile debt burdens or inflation rates.  Local securities  markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume,  potentially  making prompt liquidation of holdings difficult or impossible at times.

The risks to which the Fund is exposed,  as a result of  investing  in companies located  outside  the  United  States  also  include:  currency  risks  such  as fluctuations  in the value of foreign  currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations;  and costs incurred in connection with  conversions  between various  currencies  (fees may also be incurred when  converting  foreign  investments to U.S.  dollars).  As a result,  the relative  strength of the U.S. dollar may be an important factor in the performance of the Fund.

Risk Factors Applicable to Repurchase Agreements.

The use of repurchase  agreements  involves certain risks.  For example,  if the seller of the agreement  defaults on its obligation to repurchase the underlying securities at a time when the value of these  securities has declined,  the Fund may incur a loss  upon  disposition  of them.  If the  seller  of the  agreement becomes  insolvent  and  subject  to  liquidation  or  reorganization  under the
Bankruptcy Code or other laws,  disposition of the underlying  securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying  securities.  While the Fund's
Advisor  acknowledges  these risks,  it is expected  that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities.

Because  illiquid  and  restricted  securities  may be  difficult  to sell at an acceptable price, they may be subject to greater  volatility and may result in a loss to the Fund.  The  practice  of  investing  in Rule 144A  Securities  could increase the level of the Fund's  illiquidity  during any period that  qualified institutional buyers become uninterested in purchasing these securities.

                                       5

Risk Factors Applicable to Investment Companies.

To the extent  consistent with its investment  objective and policies,  the Fund may invest in securities  issued by other investment  companies.  Investments by the  Fund in  other  investment  companies  will be  subject  to the  percentage limitations of the 1940 Act. As a shareholder of another investment company, the
Fund would be subject to the same risks as any other  investor in that  company.
In addition,  it would bear a proportionate  share of any fees and expenses paid by that company.  These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to Securities Lending.

In order to  generate  additional  income,  the  Fund may lend  securities  on a short-term basis to banks,  broker-dealers or other qualified  institutions.  In exchange,  the Fund will receive  collateral equal to at least 100% of the value of the  securities  loaned.  Securities  lending may  represent no more than one third of the value of the Fund's total assets  (including the loan  collateral).
Any cash  collateral  received by the Fund in connection with these loans may be invested  in  U.S.  government  securities  and  other  liquid  high-grade  debt obligations.  The  main  risk  when  lending  portfolio  securities  is that the borrower might become  insolvent or refuse to honor its obligation to return the securities.  In this event,  a Fund could  experience  delays in recovering  its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.

Risk Factors Applicable to REITs.

REITs may be affected by changes in the value of their underlying properties and by  defaults by  borrowers  or  tenants.  Mortgage  REITs may be affected by the quality of the credit extended.  Some REITs may have limited diversification and may be  subject  to  risks  inherent  in  investments  in a  limited  number  of properties, in a narrow geographic area, or in a single property type. The value of securities  issued by REITs are affected by tax and  regulatory  requirements and by perceptions of management skill. They also are subject to heavy cash flow
dependency,   defaults  by  borrowers  or  tenants,   self-liquidation  and  the
possibility of failing to qualify for tax-free status under the Internal Revenue
Code or to maintain exemption from the 1940 Act.

                             INVESTMENT RESTRICTIONS

The  Fund  has  adopted  the  following  investment   restrictions,   which  are
fundamental investment  restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940
Act, a "majority of the outstanding  voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding  voting securities of the Fund; or (ii)
67% or more of the voting  securities  of the Fund present at a meeting,  if the holders of more than 50% of the  outstanding  voting  securities  are present or represented  by proxy,  whichever is less.  In cases where the current  legal or regulatory  limitations  are  explained  in the  investment  restrictions,  such explanations are not part of the fundamental  investment  restriction and may be modified  without  shareholder  approval  to  reflect  changes  in the legal and regulatory requirements.

The Fund will not, as a matter of fundamental policy:

(1)  borrow money or issue senior  securities,  except as the 1940 Act, any rule thereunder,  or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current  regulatory limits relating to senior  securities and borrowing  activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Fund may borrow up to 5% of its total  assets  for  temporary  purposes  and may also  borrow  from  banks, provided that if borrowings  exceed 5%, the Fund must have assets  totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets.  The effect of this provision is to allow the Fund to borrow from banks  amounts up to one-third (33 1/3%) of its total assets
     (including those assets represented by the borrowing).

(2)  underwrite the securities of other issuers, except that the Fund may engage in  transactions  involving the  acquisition,  disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the 1933 Act.

                                       6

(3)  purchase or sell real estate,  unless  acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest,  deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(4)  make loans,  provided that this  restriction does not prevent the Fund from purchasing  debt  obligations,  entering into  repurchase  agreements,  and loaning  its  assets  to  broker/dealers  or  institutional  investors  and investing in loans, including assignments and participation interests.

(5)  make investments that will result in the concentration (as that term may be defined  in the 1940  Act,  any rules or  orders  thereunder,  or SEC staff interpretation thereof) of its total assets in securities of issuers in any one  industry  (other  than  securities  issued or  guaranteed  by the U.S.
     government  or any of its agencies or  instrumentalities  or  securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder  approval to reflect legal or regulatory changes. Currently, to avoid concentration of investments, the Fund may not invest 25% or more of its total assets in  securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any  of  its  agencies  or  instrumentalities  or  securities  of  other investment companies).

(6)  purchase or sell  commodities as defined in the Commodity  Exchange Act, as amended,  and the rules and  regulations  thereunder,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this  restriction  does not prevent the Fund from engaging in  transactions involving  futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7)  change  its  classification  under  the  1940  Act  from  "diversified"  to
     "non-diversified."  The following sentence describes the current regulatory definition  of  "diversified"  for  purposes  of  the  1940  Act,  and  the information in the sentence may be changed without shareholder  approval to reflect legal or regulatory  changes.  A diversified  Fund is one that does not: (1) as to 75% of its total assets,  purchase the securities of any one issuer  (other than  securities  issued or  guaranteed by the United States
     Government  or any of its agencies or  instrumentalities  or  securities of other investment  companies),  if immediately after and as a result of such purchase  (a) the value of the  holdings of the Fund in the  securities  of such issuer exceeds 5% of the value of the Fund's total assets,  or (b) the
     Fund owns more than 10% of the outstanding voting securities,  or any other class of securities, of such issuer.

As indicated above, as a matter of fundamental  policy, the Fund is permitted to borrow money or issue senior securities,  to the extent permitted under the 1940
Act.  At the  present  time,  the Fund does not intend to borrow  money or issue senior securities in excess of 5% of its net assets,  however,  if borrowings do exceed 5%, the Fund will not purchase  additional  investment  securities  until outstanding  borrowings represent less than 5% of the Fund's assets. As a matter of non-fundamental policy, in order to limit risks associated with leverage, the
Fund will not purchase  portfolio  securities if the Fund's borrowings exceed 5%
of its net assets.

The  following are  "non-fundamental"  restrictions  for the Fund,  which may be changed by the Board of Trustees  without  shareholder  approval.  The Fund will not:

(1)  invest in companies for the purpose of exercising control of management; or

(2)  purchase securities on margin, or sell securities short.

                             PORTFOLIO TRANSACTIONS

Decisions  to buy and  sell  securities  for the  Fund  are  made by the  Fund's
Advisor.  Officers of the Advisor are generally  responsible for implementing or supervising  these decisions,  including  allocation of portfolio  brokerage and principal  business and the  negotiation of commissions  and/or the price of the securities.

                                       7

The Advisor, in purchasing and selling portfolio securities,  will seek the best available execution of securities transactions consistent with the circumstances that exist at the time. The Advisor does not intend to solicit  competitive bids on each transaction.

There is no pre-existing  commitment to place orders with any broker,  dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities,  information in regard to the availability of securities,  trading patterns,  statistical or factual  information,  opinions  pertaining to trading strategy, back office efficiency,  ability to handle difficult trades, financial stability,  and prior performance in servicing the Advisor and its clients.  For transactions in equity securities and U.S. Government securities executed in the over-the-counter  market,  purchases  and sales  are  transacted  directly  with principal  market-makers  except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere.

The Advisor,  when effecting purchases and sales of portfolio securities for the
Fund,  will  seek  execution  of trades  either  (i) at the most  favorable  and competitive  rate of  commission  charged by any broker,  dealer or member of an exchange,  or (ii) at a higher rate of  commission  charges,  if  reasonable  in relation to brokerage and research  services provided to the Fund or its Advisor by such member,  broker,  or dealer.  Such  services  may  include,  but are not limited to, any one or more of the following: information as to the availability of  securities  for purchase or sale,  statistical  or factual  information,  or opinions  pertaining to  investments.  The Advisor may use research and services provided by brokers and dealers in servicing  any clients,  including  the Fund, and not all such services need to be used by the Advisor in connection  with the
Fund. In  accordance  with the  provisions  of Section  28(e) of the  Securities
Exchange  Act of 1934,  as amended,  the Advisor may from  time-to-time  receive services and products which serve both research and  nonresearch  functions.  In such event,  the Advisor  makes a good faith  determination  of the  anticipated research and nonresearch  use of the product or service and allocates  brokerage only with respect to the research component.

When the Advisor in its fiduciary  duty believes it to be in the best  interests of the Fund's shareholders,  the Fund may join with other clients of the Advisor in  acquiring  or  disposing  of a  portfolio  holding.  Securities  acquired or proceeds  obtained  will be  equitably  distributed  between  the Fund and other clients  participating  in the transaction.  In some instances,  this investment procedure  may affect the price paid or  received by the Fund or the size of the position obtained by the Fund.

Portfolio  Turnover.  The Fund does not intend to purchase securities solely for short-term  trading;  nor  will  securities  be sold  for the  sole  purpose  of realizing  gains.  However,  a security  may be sold and  another of  comparable quality  purchased at approximately  the same time to take advantage of what the
Fund's  Advisor  believes to be a  disparity  in the normal  yield  relationship between the two  securities.  In  addition,  a security  may be sold and another purchased  when, in the opinion of the Advisor,  a favorable yield spread exists between specific issues or different market sectors. Short-term debt instruments with  maturities  of less than one year are  excluded  from the  calculation  of portfolio turnover.

There are no fixed  limitations  regarding  portfolio  turnover  for  either the equity or fixed  income  portions of the Fund.  Although the Fund does not trade for short-term  profits,  securities may be sold without regard to the time they have  been  held  in the  Fund  when,  in the  opinion  of the  Fund's  Advisor, investment  considerations  warrant  such  action.  It is  anticipated  that the turnover  rate for the Fund  generally  will not  exceed  100%;  however,  under certain  market  conditions,  the  portfolio  turnover  rate may exceed 100%. An increased  portfolio  turnover  rate  would  cause  the  Fund to  incur  greater brokerage  costs  than  would  otherwise  be the  case  and  may  result  in the acceleration of capital gains that are taxable when distributed to shareholders.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

The price at which you  purchase and redeem  (sell) the Fund's  shares is called the Fund's net asset  value per share  "NAV").  The Fund  calculates  its NAV by taking the total value of its assets, subtracting its liabilities,  and dividing the total by the number of Fund shares that are outstanding. The Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New
York Stock Exchange  ("NYSE")  (usually 3:00 p.m. Central

                                       8

Time) on days when the Fund is open for business.  The Fund is normally open for business on the same days that the NYSE is open for  unrestricted  trading.  The
Fund is closed on weekends and the following holidays:

     New Year's Day                     January 1
     Martin Luther King, Jr. Day        Third Monday in January
     Presidents' Holiday                Third Monday in February
     Good Friday                        Friday before Easter
     Memorial Day                       Last Monday in May
     Independence Day                   July 4
     Labor Day                          First Monday in September
     Columbus Day                       Second Monday in October
     Veterans' Day                      November 11
     Thanksgiving Day                   Fourth Thursday in November
     Christmas Day                      December 25

If any of the aforementioned  holidays falls on a Saturday, the NYSE will not be open for  trading  on the  preceding  Friday,  and when any  holiday  falls on a
Sunday,  the NYSE will not be open for trading on the  following  Monday  unless unusual  business  conditions  exist,  such as the ending of a monthly or yearly accounting period.

In connection with the determination of the Fund's net asset values,  securities that are traded on a  recognized  stock  exchange  (except  the NASDAQ  National
Market(R)and  SmallCap(R)exchanges)  are  valued at the last  sale  price on the securities  exchange on which such securities are primarily  traded.  Securities traded on only over-the-counter  markets are valued at the mean between the last current bid and asked prices.  Securities  for which there were no  transactions are valued at the mean  between the last current  closing bid and asked  prices.
NASDAQ National Market(R)and  SmallCap(R)securities will be valued at the NASDAQ
Official Closing Price ("NOCP").  The NOCP will be based on the last trade price if it  falls  within  the  concurrent  best  bid and  asked  prices  and will be normalized  pursuant to NASDAQ's  published  procedures if it falls outside this range.  Options are valued at the mean between the current bid and asked prices.
Debt securities (other than short-term  instruments maturing within 60 days) are valued at prices furnished by a pricing service,  subject to review and possible revision by the Fund's Advisor. Any modification of the price of a debt security furnished by a pricing  service is made  pursuant to  procedures  adopted by the
Board of Trustees.  Debt  instruments  maturing within 60 days are valued by the amortized  cost  method.  Any  securities  for which market  quotations  are not readily  available are valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board of Trustees.

The right of  redemption  may be  suspended,  or the date of  payment  postponed beyond the normal  seven-day  period by the Fund under the following  conditions authorized  by the 1940 Act:  (1) for any period  (a)  during  which the NYSE is closed,  other than customary  weekend and holiday closing,  or (b) during which trading on the NYSE is restricted;  (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of  securities  owned by it is not reasonably  practicable,  or (b) it is not reasonably practicable for the
Fund to  determine  the fair  value  of its net  assets;  or (3) for such  other periods  as the  SEC  may by  order  permit  for the  protection  of the  Fund's shareholders.

The Fund has elected to be  governed by Rule 18f-1 under the 1940 Act,  pursuant to which the Fund is obligated to redeem  shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder.  Should  redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind.  If shares  are  redeemed  in kind,  the redeeming  shareholder  may incur  brokerage  costs in converting  the assets to cash. The method of valuing  securities used to make redemptions in kind will be the  same  as  the  method  of  valuing  portfolio  securities  described  under
"Determining  Your Share Price" in the  Prospectus,  and such  valuation will be made as of the same time the redemption price is determined.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund publicly  discloses 100% of its portfolio holdings in quarterly reports approximately  60 days after each quarter-end as required by SEC rules. The Fund is also authorized to publicly  disclose 100% of its portfolio  holdings after a shorter  delay (at least 30 days after each  quarter end) to  facilitate  timely release of  information  to rating  agencies and others.  Also, the Fund makes a complete list of its  portfolio  holdings  publicly  available on the

                                       9

Funds' web site,  umbscoutfunds.com,  approximately thirty days after the end of each fiscal quarter.  Further, the Fund discloses its top ten equity holdings on the  Funds' web site  approximately  fifteen  days after the end of each  fiscal quarter.  This information is made available in order to enhance  communications to the Fund's  shareholders and provide them with additional means of monitoring and evaluating their investments in the Fund.

Under the Fund's portfolio  holdings  disclosure  policy and relevant SEC rules, the Fund may not make non-public disclosure of portfolio holdings information to
third  parties,   unless  the  third  party  agrees  to  keep  the   information
confidential  and to  appropriate  limitations  on trading.  The Fund and/or the
Advisor  share  portfolio  holdings  information  with certain  primary  service providers  that have a legitimate  business  need,  related to the services they provide  to the Fund,  for such  information.  The  service  providers  that may receive portfolio holdings information include the custodian, the administrator, the proxy  voting  vendor,  trade  management  and  custodial  systems  vendors, consultants,  legal counsel,  the independent  registered public accounting firm and vendors that provide analytics used for investment management and compliance oversight responsibilities.  The Trust's service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading)  regarding  portfolio  holdings  data by each service  provider and its employees,  either by law or by contract. No compensation or other consideration is  received  with  respect  to the  disclosure  to the Fund's  primary  service providers.

The Chief  Compliance  Officer  will  periodically  assess  compliance  with the portfolio  holdings  disclosure  policy and  incorporate the assessment into the annual review of compliance  controls and report, as necessary,  to the Board of
Trustees.

If a violation of the portfolio holding disclosure policy is suspected, it shall be  communicated to the Chief  Compliance  Officer for  investigation.  If it is
determined   that   portfolio   holdings   information   has  been  released  in
contravention of this policy, the circumstances  surrounding the release of such information will be  investigated.  To the extent that it is determined that the information has been deliberately released in contravention of these procedures, then  appropriate  disciplinary  action will be taken against the  individual(s)
responsible for the release.

To the extent that information is released in contravention of these procedures, reasonable  efforts will be made to retrieve such  information from the party to whom the  information  was  disclosed.  If it is  impractical  or  impossible to retrieve  such  information,  reasonable  efforts  will  be  made  to  secure  a non-disclosure  agreement from the party to whom such  information was released.
If these efforts are unsuccessful,  then consideration will be given to publicly releasing the information.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions  of Net Investment  Income.  The Fund receives income generally in the form of dividends and interest on its  investments in portfolio  securities.
This income,  less expenses  incurred in the operation of the Fund,  constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable  investor,  any  distributions by the Fund from such income (other than qualified  dividend income received by individuals)  will be taxable to you at ordinary  income tax rates,  whether  you take them in cash or in  additional shares.  Distributions from qualified dividend income are taxable to individuals at long-term capital gains rates,  provided certain holding period  requirements are met.

Distributions  of Capital  Gains.  The Fund may derive  capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital.  If the Fund's  distributions  exceed its taxable income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on

                                       10

which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investments  in foreign  securities.  The Fund is permitted to invest in foreign securities as described above.  Accordingly,  the Fund may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Pass-through  of foreign tax  credits by the Fund.  If more than 50% of the
Fund's  total  assets  at the  end of a  fiscal  year  is  invested  in  foreign securities,  the Fund may elect to pass  through  to you your pro rata  share of foreign taxes paid by the Fund.  If this  election is made,  the Fund may report more  taxable  income  to you than it  actually  distributes.  You will  then be entitled  either to deduct your share of these taxes in  computing  your taxable income,  or to claim a foreign  tax credit  for these  taxes  against  your U.S.
federal income tax (subject to limitations for certain  shareholders).  The Fund will  provide you with the  information  necessary  to claim this  deduction  or credit on your personal income tax return if it makes this election. Your use of foreign  dividends,  designated by the Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise  available foreign tax credits on your  federal  income tax return.  Shareholders  in these circumstances  should talk with their  personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal  income tax purposes by the Fund.  Similarly,  foreign  exchange  losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed are taxable to you as ordinary income, and
any  losses  reduce  the  Fund's   ordinary  income   otherwise   available  for
distribution  to you.  This  treatment  could  increase or  decrease  the Fund's ordinary  income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

     PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies  ("PFICs").  In general,  a PFIC is any foreign  corporation if 75% or more of its gross income for the taxable year is passive income,  or 50% or more of its average assets (by value) are held for the production of passive  income.
When  investing in PFIC  securities,  the Fund intends to  mark-to-market  these securities  under certain  provisions  of the Code and recognize any  unrealized gains as ordinary  income at the end of the Fund's fiscal and excise  (described below) tax years.  Deductions for losses are allowable only to the extent of any current or  previously  recognized  gains.  These gains  (reduced  by  allowable losses) are treated as ordinary  income that the Fund is required to distribute, even though it has not sold or received  dividends  from these  securities.  You should  also be aware  that the  designation  of a  foreign  security  as a PFIC security  will cause its income  dividends to fall outside of the  definition of qualified  foreign  corporation  dividends.  These dividends  generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus  does not  make a  mark-to-market  election,  the Fund may be subject to U.S. federal income tax on a portion of any "excess  distribution" or gain from the disposition of such shares even if such income is distributed as a taxable  dividend  by the Fund to its  shareholders.  Additional  charges in the nature of  interest  may be imposed on the Fund in  respect  of  deferred  taxes arising from such distributions or gains.

Information  on the Amount and Tax  Character  of  Distributions.  The Fund will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in the  case of  non-U.S.  shareholders,  the  Fund may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a  percentage  of income  that is not equal to the actual  amount of such income earned during the period of your investment in the Fund.  Taxable  distributions declared by the Fund in December to  shareholders  of record in such month,  but paid in January, are taxable to you as if they were paid in December.

Election  to be taxed as a regulated  investment  company.  The Fund  intends to qualify  and  elect  to be  treated  as a  regulated  investment  company  under
Subchapter M of the Code. As a regulated  investment company, the Fund generally would not be subject to entity level federal  income tax on the income and gains it  distributes  to you.  The  Board  of  Trustees  reserves  the  right  not to distribute  the  Fund's  net  long-term  capital  gain  or not to  maintain  the

                                       11

qualification  of the Fund as a regulated  investment  company if it  determines such course of action to be beneficial to shareholders. If net long-term capital gain is  retained,  the Fund will be taxed on the gain at the highest  corporate tax rate, and shareholders  would be notified that they are entitled to a credit or  refund  for the tax paid by the  Fund.  If the Fund  fails to  qualify  as a regulated  investment  company,  the Fund will be subject  to federal  and state corporate taxes on its taxable income and gains,  and  distributions to you will be treated as taxable  dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax  purposes,  the Fund must meet  certain  asset  diversification,  income and distribution specific requirements, including:

     (i) The Fund must maintain a diversified  portfolio of securities,  wherein no security, including the securities of a qualified publicly traded partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  The Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution  Requirements.  As a regulated  investment company,  the
Fund is required to  distribute  its income and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

     Required Distributions. To avoid a 4% federal excise tax, the Code requires the Fund to  distribute  to you by December 31 of each year,  at a minimum,  the following amounts:  98% of its investment company taxable ordinary income earned during the calendar  year;  98% of its capital gain net income earned during the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year. The Fund intends to declare and pay these  distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December) but can give no assurances that its distributions  will be sufficient to eliminate all taxes.

     Post-October  losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions  for that  calendar  year.  Accordingly,  the Fund is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of June 30 ( "post-October  loss") as occurring on the first day of the following tax year (i.e., July 1).

Redemption  of Fund  shares.  Redemptions  (including  redemptions  in kind) and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of a different UMB Scout Fund, the IRS requires that you report a gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you  realize  will be a  capital  gain or loss and will be long-term  or  short-term,  generally  depending  on how long you have held your shares.  For tax  purposes,  an  exchange  of your Fund  shares  for shares of a different UMB Scout Fund is the same as a sale.

Redemptions  at a loss within six months of purchase.  Any loss  incurred on the redemption  or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

                                       12

Wash sales. All or a portion of any loss that you realize upon the redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund (through  reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal  income taxes if earned directly by you.
States also grant tax-free  status to dividends paid to you from interest earned on these obligations of the U.S.  government,  subject in some states to minimum investment  or reporting  requirements  that must be met by the Fund.  Income on investments  by  a  Fund  in  certain  other  obligations,  such  as  repurchase agreements  collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations (e.g., GNMA or FNMA obligations),  generally does not qualify for tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Investment in Complex Securities. The Fund may invest in complex securities that could be subject to numerous  special  and complex tax rules.  These rules could accelerate the  recognition of income by the Fund (possibly  causing the Fund to sell securities to raise the cash for necessary  distributions) and/or defer the
Fund's ability to recognize a loss,  and, in limited cases,  subject the Fund to
U.S.  federal  income tax These  rules could also  affect  whether  gain or loss recognized  by the Fund is treated as  ordinary  or  capital,  or as interest or dividend income.  These rules could,  therefore,  affect the amount,  timing, or character of the income distributed to you by the Fund. For example:

     Derivatives.  The Fund is permitted to invest in certain options,  futures, forwards or foreign  currency  contracts.  If the Fund makes these  investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it  continues  to hold the  contracts.
Under these  provisions,  gains or losses on the  contracts  generally  would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain  foreign  currency  contracts  would be treated as ordinary income or losses.  In  determining  its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income and ordinary  income  arising from certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

     Securities lending  transactions.  The Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified  dividend  income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles.  The Fund's  investment in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Securities  purchased  at  discount.  The Fund is  permitted  to  invest in securities  issued or  purchased  at a discount  such as zero  coupon,  deferred interest  or  payment-in-kind  (PIK)  bonds that could  require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Investment in taxable mortgage pools (excess  inclusion  income).  REITs in which the Fund invests (if any) may hold residual  interests in certain mortgage pooling vehicles formed as real estate mortgage  investment  conduits ("REMICs")
and/or may enter into transactions that result in a portion of the REIT's assets qualifying as a "taxable  mortgage  pool" for U.S.  federal income tax purposes.
Also,  the Fund may make direct  investments in REMIC

                                       13

residual  interests.  The  portion  of the  Fund's  income  received  from REMIC residual  interests,  either  directly or through an  investment  in a REIT that holds such  interests or qualifies  as a taxable  mortgage  pool (such income is referred to in the Code as "excess inclusion  income")  generally is required to be  allocated  by the  Fund to the  Fund's  shareholders  in  proportion  to the dividends  paid  to such  shareholders  with  the  same  consequences  as if the shareholders received the excess inclusion income directly.

Under these rules,  the Fund will be taxed at the highest  corporate  income tax rate on its excess  inclusion  income that is allocable to the percentage of its shares held in record name by "disqualified  organizations," which are generally certain cooperatives,  governmental  entities and tax-exempt  organizations that are exempt from tax on unrelated  business  taxable  income.  To the extent that
Fund shares owned by "disqualified  organizations"  are held in record name by a broker/dealer  or other  nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion income  allocable to Fund shares held by the  broker/dealer  or other nominee on behalf of the "disqualified  organizations."  The Fund expects that disqualified organizations  own their shares.  Because this tax is imposed at the Fund level,
all   shareholders,   including   shareholders   that   are   not   disqualified
organizations,  will bear a portion of the tax cost  associated  with the Fund's receipt of excess inclusion income. However, to the extent permissible under the
1940  Act,   regulated   investment   companies  are  permitted  under  Treasury
Regulations  to  specially   allocate  this  tax  expense  to  the  disqualified
organizations  to which it is  attributable,  without  a  concern  that  such an allocation will constitute a preferential dividend.

In addition,  with respect to Fund  shareholders who are not nominees,  for Fund taxable years beginning on or after January 1, 2007, the Fund must report excess inclusion income to shareholders in two cases:

o    If the  excess  inclusion  income  received  by the Fund  from all  sources exceeds 1% of the  Fund's  gross  income,  it must  inform the  non-nominee shareholders  of the  amount  and  character  of  excess  inclusion  income allocated to them; and

o    If the Fund  receives  excess  inclusion  income  from a REIT whose  excess inclusion  income in its most  recent  tax year  ending not later than nine months  before the first day of the Fund's  taxable year exceeded 3% of the
     REIT's total dividends,  the Fund must inform its non-nominee  shareholders of the amount and  character of the excess  inclusion  income  allocated to them from such REIT.

Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess  inclusion  income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of
the  shareholder.   If  the  shareholder  is  a  tax-exempt  entity  and  not  a
"disqualified  organization,"  then this  income is fully  taxable as  unrelated business taxable income under the Code.  Charitable reminder trusts do not incur
UBTI by receiving excess inclusion income from the Fund. If the shareholder is a
non-U.S.  person,  such shareholder  would be subject to U.S. federal income tax withholding  at a rate of 30% on this  income  without  reduction  or  exemption pursuant to any otherwise  applicable income tax treaty. If the shareholder is a
REIT, a regulated  investment  company,  common trust fund or other pass-through entity, such shareholder's allocable share of the Fund's excess inclusion income would be considered excess inclusion income of such entity and such entity would be  subject to tax at the  highest  corporate  tax rate on any excess  inclusion
income   allocated  to  their  owners  that  are   disqualified   organizations.
Accordingly,  investors  should be aware that a portion of the Fund's income may be considered excess inclusion income.

Compliance with these  requirements will require the Fund to obtain  significant cooperation from the REITs in which it invests.

Investments  in securities of uncertain  tax  character.  The Fund may invest in securities  the U.S.  Federal  income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected  by the Fund,  it could  affect the timing or  character  of income  recognized  by  the  Fund,  requiring  the  Fund  to  purchase  or  sell securities,  or otherwise change its portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup  Withholding.  By law,  the Fund must  withhold  a  portion  of your taxable dividends and sales proceeds unless you:

                                       14

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax,  and are subject to special  U.S.  tax  certification  requirements.
Non-U.S.  investors should consult their tax advisors about the applicability of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In  general.  The  United  States  imposes a flat 30%  withholding  tax (or withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by the Fund,  subject to certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Exempt-Interest  Dividends. In general,  exempt-interest  dividends are not subject to U.S. withholding tax.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain dividends  designated by the Fund and paid from either long-term or short-term  capital gains (other than gain realized on  disposition of U.S. real property  interests)  are not subject to U.S.  withholding  tax unless you are a nonresident  alien  individual  present  in the  United  States  for a period or periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Interest-related  dividends designated by the
Fund and paid  from  qualified  net  interest  income  are not  subject  to U.S.
withholding tax. "Qualified interest income" includes,  in general,  U.S. source
(1) bank deposit  interest,  (2) short-term  original  discount and (3) interest
(including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form,  unless it is earned on an obligation issued  by a  corporation  or  partnership  in which  the  Fund is a  10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less  than the  amount  that is so  qualified.  This is  because  the designation  is based on an estimate of a Fund's  qualified net interest  income for its entire  fiscal  year,  which can only be  determined  with  exactness at fiscal year end. As a consequence,  the Fund may over withhold a small amount of
U.S. tax from a dividend  payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a
United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for the Fund to designate,  and the Fund reserves the right in these cases to not designate,  small amounts of interest-related or short-term  capital gain  dividends.  Additionally,  the Fund's  designation  of interest-related  or short-term capital gain dividends may not be passed through
to   shareholders   by   intermediaries   who   have   assumed   tax   reporting
responsibilities  for this income in managed or omnibus  accounts due to systems limitations  or operational  constraints.  The exemption  from  withholding  for short-term  capital gain  dividends and  interest-related  dividends paid by the
Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning  after  December  31,  2004 and  before  January 1, 2008  unless  such exemptions are extended or made permanent.

     Investment in U.S. real property.  The Fund may invest in equity securities of corporations that invest in U.S. real property,  including REITs. The sale of a U.S.  real  property  interest by the Fund, or by a REIT or U.S. real property holding  corporation  in  which  the  Fund  invests,  may  trigger  special  tax consequences to the Fund's non-

                                       15

U.S.  shareholders.  The Foreign  Investment  in Real  Property  Tax Act of 1980
(FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a U.S.
real  property  interest  as if he or she  were  a U.S.  person.  Such  gain  is sometimes  referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as the
Fund, as follows:

     o    The RIC is classified as a qualified  investment  entity. A "qualified investment entity" includes a RIC if, in general, more than 50% of the
          RIC's assets  consists of interests  in REITs and U.S.  real  property holding corporations;

     o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of
          Fund shares at any time during the one-year  period ending on the date of the distribution; and

     o    If these conditions are met, Fund  distributions to you are treated as gain from the  disposition of a U.S. real property  interest  (USRPI), causing the  distribution  to be subject to U.S.  withholding tax at a rate of 35%, and requiring that you to file a nonresident  U.S. income tax return.

     o    In addition,  even if you are a non-U.S.  shareholder  that owns 5% or less  of a  class  of  shares  of a  Fund  classified  as a  qualified investment  entity,  Fund  distributions  to you  attributable to gain realized  by the Fund from  disposition  of USRPI  will be  treated as ordinary  dividends  (rather  than short- or long-term  capital  gain)
          subject to withholding at a 30% or lower treaty rate.

     Because  the Fund  expects  to invest  less  than 50% of its  assets at all times, directly and indirectly,  in U.S. real property interests,  the Fund does not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

     Net investment  income from dividends on stock and foreign source  interest income continue to be subject to withholding tax; effectively  connected income.
Ordinary  dividends paid by the Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S.  withholding tax. If you hold your Fund shares in connection  with a U.S.  trade or business, your income and gains will be considered  effectively connected income and taxed in the  U.S.  on a net  basis,  in  which  case  you may be  required  to file a nonresident U.S. income tax return.

     U.S.  estate tax. An  individual  who, at the time of death,  is a non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless  a treaty  exemption  applies.  If a treaty  exemption  is  available,  a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the  exemption  in order to  obtain a U.S.  federal  transfer  certificate.  The transfer  certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit  (equivalent to U.S. situs assets with a value of $60,000).  For estates  with U.S.  situs assets of not more than
$60,000,  the Fund may accept, in lieu of a transfer  certificate,  an affidavit from an appropriate  individual evidencing that decedent's U.S. situs assets are below this threshold  amount.  In addition,  a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the
Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations,  deposits,  or other  property  that would  generally  be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.  Transfers by gift of shares of the Fund by a  non-U.S.  shareholder  who is a  nonresident alien  individual  will  not be  subject  to  U.S.  federal  gift  tax.  The tax consequences  to a non-U.S.  shareholder  entitled  to claim the  benefits of an applicable tax treaty may be different  from those  described  herein.  Non-U.S.
shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax consequences to them of an investment in the Fund,  including the applicability of foreign tax.

     U.S. tax certification rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8BEN (or other  applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the

                                       16

last day of the third  succeeding  calendar  year  unless an  earlier  change of circumstances makes the information on the form incorrect.

Effect of Future Legislation;  Local Tax  Considerations.  The foregoing general discussion of U.S.  federal income tax consequences is based on the Code and the regulations  issued  thereunder  as in effect on the date of this  Statement  of
Additional  Information.  Future legislative or administrative  changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local and  foreign  taxes  depending  on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in a Fund.

THIS  DISCUSSION  OF  "DIVIDENDS,  DISTRIBUTIONS  AND TAXES" IS NOT  INTENDED OR
WRITTEN TO BE USED AS TAX ADVICE AND DOES NOT  PURPORT TO DEAL WITH ALL  FEDERAL
TAX CONSEQUENCES APPLICABLE TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE
SUBJECT TO SPECIAL RULES. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR
PARTICULAR CIRCUMSTANCES BEFORE MAKING AN INVESTMENT IN THE FUND.

                               INVESTMENT ADVISOR

Pursuant to an Investment  Advisory Agreement dated April 1, 2005, the Trust, on behalf of the Fund,  employs  Scout  Investment  Advisors,  Inc.  as the  Fund's investment  advisor.  The Advisor provides  professional  portfolio managers who make all decisions  concerning the investment and  reinvestment of the assets of the Funds in  accordance  with  each  Fund's  stated  investment  objective  and policies.  The  Advisor is a  wholly-owned  subsidiary  of UMB Bank,  the Fund's
custodian.   UMB  Bank  and  UMB  Fund  Services,  Inc.  ("UMBFS"),  the  Fund's
administrator,  fund  accountant  and  transfer  agent,  are  both  wholly-owned subsidiaries of UMB Financial Corporation. As of June 30, 2007, assets under the management of UMB Bank and the Advisor were approximately $10.6 billion.

The following charts describe the annual investment advisory fee for the Fund.

                           Annual Rate of Fee on First $1 Billion    Annual Rate of Fee on Average Daily
                Fund             of Average Daily Net Assets             Net Assets Over $1 Billion

UMB Scout International                     0.95%                                   0.85%
Discovery Fund*

*    The Advisor has entered into an agreement to limit fees and/or make expense payments  through  October  31,  2009  so that  actual  total  annual  fund operating  expenses of the Fund do not exceed 1.60% (the "Expense  Limit").
     Any time the annual total  operating  expenses of the Fund is less than the
     Fund's respective Expense Limit on an annualized basis, the Advisor retains the right to seek  reimbursement  for any fees  previously  reduced  to the extent  that such  reimbursement  will not cause that Fund's  annual  total operating  expenses to exceed its Expense Limit on an annualized basis. The
     Fund is not  obligated to reimburse  the Advisor for fees that were reduced by the  Advisor  more  than  thirty-six  months  before  the  date  of such reimbursement.

The  Advisor  and/or the Fund have  entered  into  arrangements  with  financial
services   companies  such  as  mutual  fund   supermarkets,   retirement   plan
recordkeepers, and third party administrators that provide services to the Funds and  their  shareholders.  These  counterparties  operate  mutual  fund  trading platforms  that  provide  the Fund with  access to  investors  and, in that way, increase the distribution opportunities for the Fund. The Advisor makes payments out of its own assets to compensate  counterparties for these  arrangements.  In addition,  to  the  extent  that  the  counterparties  perform  transaction  and shareholder recordkeeping,  account administration and other services that would otherwise be provided by the Fund's service providers,  the Fund bears a portion of the costs of such arrangements.

                                       17

The Board is responsible for overseeing the performance of the Fund's investment advisor and determining  whether to approve,  for an initial term, or renew, for subsequent  terms, the Investment  Advisory  Agreement.  Initial approval of the
Investment  Advisory  Agreement  requires  the  majority  vote of the  Board  of
Trustees,  including  a  majority  of the  Trustees  who are not  parties to the agreement or interested persons of any party (the "Independent  Trustees"),  and approval of the outstanding  voting  securities,  as that term is defined in the
1940 Act, of the Fund.  Renewal of the  agreement  requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees.

The Board, including all of the Independent Trustees, considered and unanimously approved a new Investment  Advisory  Agreement (the "Advisory  Agreement") under which the Advisor  serves as the  investment  advisor to the Fund.  The Advisory
Agreement's  initial  term is for two years and it will  continue  in effect for successive  one year periods,  provided  that renewal is approved  annually by a majority  of the Board of  Trustees,  including  a majority  of the  Independent
Trustees.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the
Advisory  Agreement of the Fund will be available in the Fund's Annual Report to
Shareholders for the period ended June 30, 2008.

                         Potential Conflicts of Interest

The Advisor and its affiliates may have proprietary interests in, and may manage or advise with respect to, accounts or funds  (including  separate  accounts and other funds and collective  investment vehicles) that have investment objectives similar to those of the Fund  and/or  that  engage in  transactions  in the same types of securities  and  instruments  as the Fund. As such, the Advisor and its affiliates or their clients are or may be actively  engaged in  transactions  in the same securities and  instruments in which the Fund invests.  Such activities could affect the prices and  availability  of the securities and  instruments in which the Fund  invests,  which  could  have an  adverse  impact  on the  Fund's performance.  Such  transactions,  particularly  in respect of most  proprietary accounts or customer  accounts,  will be  executed  independently  of the Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.  When the Advisor or an affiliate  seeks to purchase or sell the same assets for their  managed  accounts,  including  the Fund,  the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable.  In some cases,  this system may  adversely  affect the size or price of the assets  purchased or sold for the Fund.

Further,  transactions  in  investments by one or more other accounts or clients
advised  by  the  Advisor   may  have  the  effect  of  diluting  or   otherwise
disadvantaging the values, prices or investment strategies of the Fund. This may occur when  investment  decisions  regarding  the Fund are based on  research or other  information  that is also used to support  decisions  or advice for other accounts.  When the Advisor or one of its other  clients  implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with,  similar  decisions or strategies for the Fund,  market impact,  liquidity constraints  or other factors could result in the Fund  receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged.

                               PORTFOLIO MANAGERS

Investments in the Fund

Information relating to a portfolio manager's ownership (including the ownership of his or her immediate family) in the Fund is set forth in the chart below.

UMB Scout International Discovery Fund

     Name of Portfolio Manager                       Dollar Range of Shares Owned
           James L. Moffett                                     None*
           Michael Stack                                        None*

                                       18

* As of the date of this SAI,  there are no publicly  outstanding  shares of the
UMB Scout International Discovery Fund.

Other Managed Accounts

In  addition  to the Fund,  the  portfolio  managers  manage  (i)  other  pooled investment  vehicles and (ii) other  accounts.  The  following  table sets forth information  regarding the total accounts for which each  portfolio  manager has the day-to-day management responsibilities.

    Name of Portfolio Manager      Number of Accounts Managed and Total
                                   Assets by Category As of June 30, 2007
---------------------------------- ----------------------------------------------------------------
James L. Moffett                   o  99 other accounts with $530,683,628 in total assets under management.
---------------------------------- ----------------------------------------------------------------
Michael Stack                      o  9 other accounts with $36,909,357 in total assets under management.
---------------------------------- ----------------------------------------------------------------

Compensation

The Advisor  implements a strategic and comprehensive  compensation plan for its portfolio  managers  that  is  competitive  and  within  the  norm  of  industry standards.  The  basic  compensation  structure  combines  a fixed  base  salary supplemented  with a variable  bonus plan that has the  potential  to equal base salary.

The Advisor places a strong  emphasis on portfolio  performance and believes the portfolio manager's  compensation should be a reflection of the success provided to clients of the Advisor.  This philosophy is the basis for offering an overall compensation  structure in which  performance-based  compensation can equal base salary,  providing the greatest incentive to align investment  management to the client's success.

The bonus plan  incorporates  the investment  performance of the management team and  growth  in assets  under  management  generated  by new  business.  Pre-tax investment  performance  accounts for 80% while new business generation accounts for 20% of the bonus plan structure.

Investment  performance  is evaluated on a 1-year and 3-year time frame based on two factors.  Initially,  performance is judged against the unmanaged  benchmark index  assigned  to the  investment  strategy.  Next,  performance  is  measured relative  to  the  median  investment  manager  performance  in  the  strategy's discipline according to Lipper. Finally,  performance is assessed on whether the manager  was able to  achieve  the top  quartile  of the  strategy's  discipline according to Lipper.

The Advisor  employs an incentive stock option  program.  However,  this program currently  comprises a very small portion of overall  compensation.  The Advisor continually  evaluates strategies to keep it competitive in overall compensation and align the structure  directly to the success of the Advisor's  clients.  The
Advisor does not enter into any employment  contracts or non-compete  agreements with any of its investment professionals.

Potential Conflicts of Interest

The  management  of  multiple  funds and  accounts  may give  rise to  potential conflicts  of  interest if the funds and  accounts  have  different  objectives, benchmarks,  time horizons,  and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio
managers  by  having  portfolio  managers  focus  on  a  particular   investment
discipline,  such as equity or fixed  income  securities.  Most  other  accounts managed by a portfolio manager are managed using the same investment  strategies that are  used in  connection  with the  management  of the

                                       19

Fund. Accordingly,  portfolio holdings,  position sizes, and industry and sector exposures tend to be similar across similar  portfolios,  which may minimize the potential for conflicts of interest.

However,  securities  selected  for funds or  accounts  other  than the Fund may outperform  the  securities  selected for the Fund.  Finally,  if the  portfolio manager identifies a limited investment  opportunity,  which may be suitable for more  than  one  Fund or other  account,  the Fund may not be able to take  full advantage of that  opportunity due to an allocation of that  opportunity  across all eligible  Funds and  accounts.  The Advisor  seeks to manage such  potential conflicts by following  procedures  intended to provide a fair allocation of buy and sell opportunities among client accounts.

The structure of portfolio manager  compensation may also give rise to potential conflicts of interest.  A portfolio  manager's  base pay tends to increase  with additional and more complex responsibilities that include increased assets under management  and a portion  of the bonus  relates  to  marketing  efforts,  which together indirectly link compensation to sales.

Finally,  the management of personal  accounts by the portfolio manager may give rise to potential  conflicts of interest.  The Fund's code of ethics is designed to address such conflicts.

The Fund has adopted certain compliance  procedures that are designed to address these, and other, types of conflicts.  However,  there is no guarantee that such procedures will detect each and every situation where a conflict arises.

                              OFFICERS AND TRUSTEES

The  officers of the Trust manage the  day-to-day  operations  of the Fund.  The
Trust officers,  as well as the Advisor,  are subject to the direct  supervision and control of the Board of  Trustees.  Under the  applicable  laws of Delaware,
Trustees  owe a fiduciary  duty to the  shareholders  of the Fund.  The Board is
responsible  for  the  overall   management  of  the  Fund,   including  general
supervision of the Fund's  investment  activities and the Fund's various service providers.

The  following is a list of the  Trustees  and senior  officers of the Trust and their ages and business experience for the past five years.

Independent Trustees
------------------------------ -------------- ---------------- ----------------------- ------------ ----------------
                                                                                        Number of
                                                                                       Portfolios
                                                                     Principal           in Fund
                                 Positions    Term of Office       Occupation(s)         Complex    Other Director-
        Name, Address            Held with     and Length of       During Past 5       Overseen by   ships Held by
        and Birthdate              Fund         Time Served            Years             Trustee        Trustee
------------------------------ -------------- ---------------- ----------------------- ------------ ----------------
Andrea F. Bielsker             Trustee        Indefinite;      Chief Financial             10            None
c/o UMB Scout Funds                           until            Officer since 2007,
1010 Grand Boulevard                          successor        Brooke Credit
Kansas City, Missouri 64106                   elected.         Corporation; Senior
11/16/58                                                       Vice President,
                                              Served as a      Finance, Chief
                                              Trustee since    Financial Officer and
                                              2005             Treasurer, Great
                                                               Plains Energy Company
                                                               from 2002 to 2005
------------------------------ -------------- ---------------- ----------------------- ------------ ----------------
William E. Hoffman, D.D.S.     Trustee        Indefinite;      Orthodontist                10            None
c/o UMB Scout Funds                           until
1010 Grand Boulevard                          successor
Kansas City, Missouri 64106                   elected.
04/11/38
                                              Served as a
                                              Trustee since
                                              2000.  Served
                                              as

                                       20

                                              Director to
                                              predecessor
                                              funds
                                              organized as
                                              Maryland
                                              corporations
                                              since 1982.
------------------------------ -------------- ---------------- ----------------------- ------------ ----------------
Eric T. Jager                  Trustee        Indefinite;      President,                  10       Nygaard
4800 Main Street, Suite 600                   until            Windcrest In-                        Corporation
Kansas City, Missouri 64112                   successor        vestment Management,
06/19/43                                      elected.         Inc.; Executive Vice
                                                               President -
                                              Served as a      Investments, Bartlett
                                              Trustee since    and Company
                                              2000.  Served
                                              as Director to
                                              predecessor
                                              funds
                                              organized as
                                              Maryland
                                              corporations
                                              since 1987.
------------------------------ -------------- ---------------- ----------------------- ------------ ----------------
Stephen F. Rose                Trustee        Indefinite;      Chairman, Sun               10            None
c/o UMB Scout Funds            (Independent   until            Publications, Inc.
1010 Grand Boulevard           Chairman)      successor
Kansas City, Missouri 64106                   elected.
11/05/47
                                              Served as a
                                              Trustee since
                                              2000.  Served
                                              as Director to
                                              predecessor
                                              funds
                                              organized as
                                              Maryland
                                              corporations
                                              since 1989.
------------------------------ -------------- ---------------- ----------------------- ------------ ----------------
Interested Trustee
----------------------------- --------------- ---------------- ----------------------- ------------ ----------------
                                                                                        Number of
                                                                                       Portfolios
                                                                                         in Fund
                                               Term of Office                            Complex          Other
                               Position(s)     and Length of    Principal Occupation    Overseen     Directorships
   Name, Address and Age      Held with Fund    Time Served     During Past 5 Years    by Trustee   Held by Trustee
----------------------------- --------------- ---------------- ----------------------- ------------ ----------------
William B. Greiner*           Trustee         Indefinite;      Chief Investment            10            None
c/o UMB Scout Funds                           until            Officer, UMB Bank,
1010 Grand Boulevard                          successor        n.a. and President
Kansas City, Missouri 64106                   elected          Scout Investment
03/05/54                                                       Advisors, Inc. since
                                              Served as a      2004; from 2003 to
                                              Trustee since    2004 managed private
                                              2005             accounts at True
                                                               North.  Prior to
                                                               2003, Chief
                                                               Investment Officer,
                                                               UMB Bank, n.a. and
                                                               Chairman of Scout
                                                               Investment

                                       21

                                                               Advisors,
                                                               Inc. since its
                                                               inception in 2001.
----------------------------- --------------- ---------------- ----------------------- ------------ ----------------

*    Mr. Greiner is considered to be an  "interested  person" of the Trust under the 1940 Act due to his  employment by UMB Bank,  the parent company of the
     Advisor  and  an  affiliate  of the  Fund's  Distributor,  transfer  agent, administrator  and fund accountant,  and his employment by the Advisor,  an affiliated person of the Funds.

Executive Officers
--------------------------- -------------- ------------------- ------------------------------------------------------

                              Positions      Term of Office
    Name, Address and         Held with      and Length of
        Birthdate               Fund          Time Served           Principal Occupation(s) During Past 5 Years
--------------------------- -------------- ------------------- ------------------------------------------------------
Gary W. DiCenzo             President      Indefinite, until   Executive Vice President, UMB Bank, n.a. since
c/o UMB Scout Funds                        successor elected   2004.  From 2003 to 2004, Senior Vice President, UMB
1010 Grand Boulevard                                           Bank, n.a. Prior to 2003, Vice President, Driehaus
Kansas City, Missouri                      Served as           Capital Management.
64106                                      President since
10/27/62                                   2005; Vice
                                           President since
                                           2004
--------------------------- -------------- ------------------- ------------------------------------------------------
James. L. Moffett           Principal      Indefinite, until   Lead Portfolio Manager, UMB Scout International Fund
c/o UMB Scout Funds         Executive      successor elected   and co-Portfolio Manager UMB Scout Stock Fund;
1010 Grand Boulevard        Officer                            Chairman, Scout Investment Advisors, Inc. and
Kansas City, Missouri                      Served as a         Executive Vice President UMB Bank n.a. since 2001.
64106                                      Principal
03/27/41                                   Executive Officer
                                           since 2003
--------------------------- -------------- ------------------- ------------------------------------------------------
C. Warren Green             Treasurer      Indefinite, until   Chief Financial Officer, Scout Investment Advisors,
c/o UMB Scout Funds         and            successor elected   Inc. since June 2007 and Vice President and Chief
1010 Grand Boulevard        Principal                          Financial Officer, Asset Management Division, UMB
Kansas City, Missouri       Financial      Served as           Bank, n.a. since 2000.
64106                       Officer        Treasurer and
12/27/58                                   Principal
                                           Financial Officer
                                           since 2005
--------------------------- -------------- ------------------- ------------------------------------------------------
Constance E. Martin         Secretary      Indefinite, until   Accounting Operations Manager, UMB Fund Services,
c/o UMB Scout Funds                        successor elected   Inc. since December 2005; Brokerage Compliance,
1010 Grand Boulevard                                           Country Club Financial Services, Inc. from February
Kansas City, MO                            Served as           2004 to December 2005; Fiduciary Services
64106                                      Secretary since     Compliance, UMB Bank, n.a. and Compliance Officer,
09/30/61                                   February 2006,      UMB Scout Funds, from August 2003 to February 2004;
                                           respectively        Vice President & Director - Mutual Fund Client
                                                               Relations, Jones & Babson, Inc. from November 1986
                                                               to June 2003.
--------------------------- -------------- ------------------- ------------------------------------------------------
Bradley S. Kastler          Chief          Indefinite, until   Senior Vice President and served as Director of
c/o UMB Scout Funds         Compliance     successor elected   Financial Services Compliance since 2004; Chief
1010 Grand Boulevard        Officer                            Compliance Officer, Scout Investment Advisors since
Kansas City, Missouri                      Served as Chief     August 2004; from 2001 - 2004, Vice President and
64106                                      Compliance          Financial Services Audit Director, UMB Financial
03/01/63                                   Officer since 2004  Corporation.
--------------------------- -------------- ------------------- ------------------------------------------------------

The  following  table sets forth the  securities  of the  Advisor or its control persons owned by the Independent Trustees and their immediate family members:

----------------------- --------------------- ---------------- --------------- ------------------ ------------------

                         Name of Owners and
                          Relationships to                                         Value of
   Name of Trustee            Trustee              Company     Title of Class     Securities      Percent of Class
----------------------- --------------------- ---------------- --------------- ------------------ ------------------
Andrea F. Bielsker             None               None             None             None               None

                                       22

William E. Hoffman             None               None             None             None               None

Eric T. Jager(1)            Joan Allison
                          Bartlett Jager -     UMB Financial       Common         $183,038.24          0.0022%
                               spouse           Corporation

Stephen F. Rose                None               None             None             None               None

(1)  The UMB Financial  Corporation common stock is separate marital property of
     Ms. Jager and Mr. Jager specifically  disclaims beneficial ownership of the stock.

Audit  Committee.  The Board of Trustees has  established an Audit Committee and the Audit  Committee is composed of all of the Independent  Trustees.  The Audit
Committee met three times during the fiscal year ended June 30, 2007.

The Audit  Committee has adopted a charter.  The function of the Audit Committee is oversight; it is management's  responsibility to maintain appropriate systems
for   accounting   and  internal   control,   and  the   independent   auditors'
responsibility  to plan and carry out a proper audit.  According to its charter, the Audit Committee (1) oversees the Fund's  accounting and financial  reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain service providers;  (2) oversees the quality and objectivity of the Fund's  financial  statements  and the  independent  audit  thereof;  (3)
approves,  prior  to  appointment,  the  engagement  of the  Fund's  independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Fund's independent  auditor; and (4) acts as a liaison between the Fund's independent auditors and the Fund's Board.

Nominating  Committee.  The Board of Trustees established a Nominating Committee made up of each of the Independent  Trustees.  The Nominating  Committee did not
meet during the fiscal year ended June 30, 2007. The Committee  evaluates,  from time to time, the appropriate  size of the Board and recommends  changes in size and  composition,  as deemed  necessary;  establishes  processes for  developing candidates  for  Independent  Board members and conducts  searches for qualified candidates; and recommends a slate of Independent Board members to be elected at
Fund  shareholders'  meetings  or  nominees  to fill  Independent  Board  member vacancies on the Board, where and when appropriate. The Committee also evaluates candidates'  qualifications  and makes  recommendations  to the full Board,  for positions  as  "interested"  members  on the  Board.  When  vacancies  arise  or elections are held, the Committee considers qualified nominees,  including those recommended by "Qualifying Shareholders" (defined below) who provide appropriate background  material  about the  candidate  that  demonstrates  the  candidate's ability to serve as a Trustee.

A  Qualifying  Shareholder  is  a  shareholder  that  (i)  owns  of  record,  or beneficially  through a  financial  intermediary,  1/2 of 1% or more of a Fund's outstanding shares, (ii) has been a shareholder of 1/2 of 1% or more of a Fund's total  outstanding  shares  for 12  months  or  more  prior  to  submitting  the recommendation to the Nominating Committee,  and (iii) provides a written notice to the Nominating Committee containing the following information:

     (a)  the  name  and  address  of  the  Qualifying  Shareholder  making  the recommendation;

     (b)  the  number  of shares  of the Fund  which  are  owned of  record  and beneficially by the Qualifying Shareholder and the length of time that the shares have been owned by the Qualifying Shareholder;

     (c)  a  description  of all  arrangements  and  understandings  between the
          Qualifying  Shareholder  and any other person or persons  (naming such person or persons) pursuant to which the recommendation is being made;

     (d)  the name, age, date of birth,  business address and residence  address of the person or persons being recommended;

     (e)  such other information  regarding each person  recommended as would be required  to be included in a proxy  statement  filed  pursuant to the proxy rules of the SEC had the nominee been nominated by the Board;

     (f)  whether the shareholder making the recommendation  believes the person recommended would or would not be an "interested person" of the Funds, as defined in Section 2(a)(19) of the 1940 Act; and

     (g)  the written  consent of each person  recommended to serve as a Trustee of the Funds if so nominated and elected/appointed.

                                       23

A  Qualifying  Shareholder's  written  recommendation  may be  addressed  to the
Nominating  Committee at the Fund's offices,  803 West Michigan Street, Suite A,
Milwaukee,   WI  53233.  The  Nominating   Committee's  intention  is  that  the
recommending  shareholder  demonstrate a significant and long term commitment to the  Fund's  and its  other  shareholders  and  that  his or her  objectives  in submitting a  recommendation  is consistent with the best interests of the Funds and their  shareholders.  If the Nominating  Committee receives a recommendation from a  Qualifying  Shareholder  during  a time  when no  vacancy  exists  or is expected to exist in the near term and the recommendation otherwise contains all
the   information   required,   the   Nominating   Committee  will  retain  such
recommendation  in its files  until a vacancy  exists or is expected to exist in the near term and the  Nominating  Committee  commences its efforts to fill such vacancy.

Compensation of Trustees. The following table shows the compensation received by the Independent Trustees for the fiscal year ended June 30, 2007.

------------------------- ---------------------- -----------------------
                          Aggregate              Total Compensation
                          Compensation Per       For Serving on the
                          Fund For Serving on    Board Paid to
Name of Trustee           the Board(1)           Trustees(2)
------------------------- ---------------------- -----------------------
William B. Greiner(3)              --                      --
------------------------- ---------------------- -----------------------
Andrea F. Bielsker               $3,889                 $35,000
------------------------- ---------------------- -----------------------
William E. Hoffman               $3,889                 $35,000
------------------------- ---------------------- -----------------------
Eric T. Jager                    $3,889                 $35,000
------------------------- ---------------------- -----------------------
Stephen F. Rose                  $5,000                 $45,000
------------------------- ---------------------- -----------------------

(1)  The  amount  in this  column  represents  the  approximate  amount  that an
     Independent  Trustee received on a per Fund basis. The amount is calculated by dividing the aggregate fee paid to the Trustee by the number of Funds.

(2)  The amounts reported in this column reflect the total  compensation paid to each  Trustee  for  his/her  services  as a Trustee of each of the funds in existence during the fiscal year ended June 30, 2007.

(3)  Mr. Greiner, as an "interested  trustee," does not receive compensation for his services as Trustee.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

As of the date of this SAI, the Advisor owned 100% of all outstanding  shares of the Fund and thus may be  deemed a  controlling  shareholder  of the Fund  until additional  shareholders  purchase  shares.  As of the  same  date,  none of the
Trustees  or  officers  of the Fund  beneficially  owned any of the  outstanding shares of the Fund.

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more than 25% of the  voting  securities  of the Fund is presumed to control the Fund under the provisions of the 1940 Act. A controlling person  possesses  the ability to control the outcome of matters  submitted  for shareholder vote of the Trust or the Fund.

                        ADMINISTRATOR AND FUND ACCOUNTANT

UMBFS, 803 West Michigan Street, Suite A, Milwaukee,  Wisconsin 53233 has agreed to provide  administrative  and fund  accounting  services  to the Fund under an
Administration  and Fund Accounting  Agreement dated April 1, 2005 between UMBFS and the Trust, on behalf of the Fund (the "Administration Agreement").  UMBFS is
the parent of the Fund's  Distributor.  UMBFS is also a direct subsidiary of UMB
Financial Corporation, the parent company of UMB Bank, the Fund's custodian, and indirect parent of the Advisor. UMBFS' services include, but are not limited to, the  following:  calculating  daily net asset values for the Fund;  assisting in preparing and filing all federal  income and excise tax filings;  overseeing the
Fund's fidelity insurance relationships; preparing notice and renewal securities filings  pursuant to state  securities  laws;  compiling  data for and preparing
notices  to  the  SEC;  preparing  financial   statements  for  the  annual  and
semi-annual  reports to the SEC and  current  investors;  monitoring  the Fund's expenses;  monitoring the Fund's status as a regulated  investment company under
Subchapter  M of the Code;  monitoring  compliance  with the  Fund's  investment policies and  restrictions  and generally  assisting  the Fund's  administrative operations.

                                       24

UMBFS furnishes  office space and all necessary  office  facilities,  equipment, supplies,  and clerical and  executive  personnel  for  performing  the services required  to  be  performed  by  it  under  the  Administration  Agreement.  The
Administration   Agreement   continues   in   effect   until   terminated.   The
Administration  Agreement may be terminated,  without payment of any penalty (i)
by mutual consent of UMBFS and the Trust, or (ii) by UMBFS or the Trust upon not less than 60 days' written notice to the other party, which notice may be waived by the party entitled to notice.  Under the Administration  Agreement,  UMBFS is not liable for any error of judgment or mistake of law or for any loss  suffered by the Trust in connection with the performance of the Administration Agreement, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of UMBFS in the performance of its duties or reckless  disregard of its obligations and duties. In the Administration Agreement it is also provided that
UMBFS may  provide  similar  services  to  others,  including  other  investment companies.

For the foregoing,  UMBFS receives a fee from the Trust on the value of the Fund computed  daily and payable  monthly,  at the annual rate of 0.10% of the Fund's average  annual net  assets up to $250  million,  0.075% of the  Fund's  average annual net assets on the next $250 million,  0.05% of the Fund's  average annual net  assets on the next $250  million,  0.03% of the Fund's  average  annual net assets over $750 million.  The Trust also covers certain of UMBFS' out-of-pocket expenses.

For the fiscal year ended June 30, 2007, the Trust paid UMBFS $4,256,919 for its services.  For the  fiscal  year  ended  June 30,  2006,  the Trust  paid  UMBFS
$3,524,183 for its services.  Regarding the fiscal year ended June 30, 2005, for the period from April 1, 2005 to June 30,  2005,  the Trust paid UMBFS  $600,148 for its services.  For the period from July 1, 2004 to March 31, 2005, the Funds were subject to a different  administration and fund accounting  agreement under which the  Advisor  paid  UMBFS  $1,607,649  for  services  provided  under that agreement.

                                   DISTRIBUTOR

Under a Distribution  Agreement with the Trust, on behalf of the Fund, dated May
19, 2001, as amended, UMB Distribution  Services,  LLC (the "Distributor"),  803
West Michigan Street,  Suite A, Milwaukee,  Wisconsin 53233, acts as distributor for the Fund and acts as  exclusive  agent for the Fund in selling its shares to the public.  The  Distributor  is an affiliate of the Advisor.  The  Distributor shall  offer  shares  of the  Fund  on a  continuous  basis  and may  engage  in advertising and solicitation activities in connection therewith. The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships.
The  Distributor  is not  obligated to sell any certain  number of shares of the
Fund, and does not receive any fee or other  compensation  from the Trust or the
Fund under the Distribution Agreement.

The  Distribution  Agreement  continued in effect  until May 19, 2002,  and will continue  automatically  for  successive  annual  periods ending each May 19, if continued at least  annually by the Board of  Trustees,  including a majority of
Independent  Trustees.  The Distribution  Agreement terminates  automatically if assigned by either party or upon 60 days' written  notice by either party to the other.

                                 TRANSFER AGENT

The Trust,  on behalf of the Fund,  has entered into an agreement  with UMBFS to provide transfer agency and dividend  payment  services to the Fund,  including, but not limited to, the  maintenance  of a shareholder  accounting  and transfer
agency   system,   and  such  other  items  as  are   incidental   to  corporate
administration.  UMBFS  is  located  at 803  West  Michigan  Street,  Milwaukee,
Wisconsin   53233.   UMBFS  is  compensated  on  a  per-fund,   per-account  and
transactional basis, plus out-of-pocket expenses.

                                    CUSTODIAN

The Trust has  entered  into a Custody  Agreement  with UMB Bank under which UMB
Bank holds the Fund's assets for safekeeping.  This means the bank,  rather than the Fund, has possession of the Fund's cash and  securities.  As directed by the
Fund's officers and portfolio managers, UMB Bank delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased  portfolio  securities  from the Fund, it delivers such  securities in return for their cash  purchase  price.  It also collects  income  directly from issuers  of

                                       25

securities  owned by the Fund and holds this for payment to  shareholders  after deduction of the Fund's  expenses.  UMB Bank is located at 1010 Grand Boulevard,
Kansas City,  Missouri,  64141, and is the sole shareholder of the Advisor.  For the foregoing,  UMB Bank receives a fee from the Trust based on the value of the
Fund  computed  once a month,  at the annual  rate of 0.05% of the assets in the
custody  account.   In  addition,   the  Trust  shall  reimburse  UMB  Bank  for
out-of-pocket expenses incurred in connection with the Custody Agreement.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The  Fund's  financial  statements  are  audited  annually  by  the  independent registered  public  accounting firm approved by the Board of Trustees each year.
BKD, LLP, 2800 Post Oak Boulevard, Suite 3200, Houston, Texas 77056-3059, is the
Fund's present independent registered public accounting firm.

                                  FUND COUNSEL

Stradley, Ronon, Stevens & Young, LLP, with offices at 2600 One Commerce Square,
Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

                         GENERAL INFORMATION AND HISTORY

The Trust currently has ten series:  UMB Scout Stock Fund, UMB Scout Growth Fund
(formerly  the UMB Scout Stock Select Fund),  UMB Scout Mid Cap Fund,  UMB Scout
Small Cap Fund, UMB Scout International Fund (formerly,  the UMB Scout WorldWide
Fund),  UMB Scout  International  Discovery Fund, UMB Scout Bond Fund, UMB Scout
Money  Market  Fund - Federal  Portfolio,  UMB Scout  Money  Market Fund - Prime
Portfolio and UMB Scout Tax-Free Money Market Fund. The Trust was organized as a statutory trust in Delaware on January 27, 2000 and began with two series, which have  subsequently  been  liquidated.  One of the current series,  the UMB Scout
Small Cap Fund series was created on January 24, 2001 to become the successor to
UMB Scout Regional Fund,  Inc.,  which was reorganized  into the UMB Scout Small
Cap Fund on July 1, 2001.

On April 1, 2005,  the Trust created  additional  series to become the successor funds to funds within the UMB Scout Funds family that were previously  organized as Maryland corporations.  The shareholders of the Funds previously organized as
Maryland corporations approved the reorganization of their respective Funds into series of the Trust.  The UMB Scout Stock Fund series became the successor  fund of the UMB Scout Stock Fund,  Inc.  series  bearing the same name. The UMB Scout
Growth Fund series became the successor  fund of the UMB Scout Stock Fund,  Inc.
series named the UMB Scout Stock Select Fund. The UMB Scout  International Fund,
the UMB Scout Bond Fund,  and the UMB Scout  Tax-Free  Money  Market Fund series became the successor funds to UMB Scout International Fund, Inc., UMB Scout Bond
Fund,  Inc., and UMB Scout Tax-Free Money Market Fund, Inc.,  respectively.  The
UMB Scout Money Market Fund - Federal  Portfolio  and the UMB Scout Money Market
Fund - Prime Portfolio  series became the successor funds of the UMB Scout Money
Market Fund,  Inc. series bearing the same names. On October 31, 2006, the Trust created UMB Scout Mid Cap Fund series.  On December 31, 2007,  the Trust created the UMB Scout International Discovery Fund series.

Beginning  July 17,  2007,  each of the Money  Market  Funds issued two separate classes  of  shares:  Investor  Class  shares  and  Service  Class  shares.  All outstanding Money Market Fund shares were designated as Investor Class shares on
July 17, 2007 and  Investor  Class shares  continue to be  available  for direct purchase.  The new Service Class shares,  which are subject to annual Rule 12b-1
distribution   and  service  fees,  will  be  offered  for  use  in  cash  sweep arrangements for clients of banks, trust companies and broker-dealers, including
UMB Bank and its affiliates.

Each  series  of the Trust  represents  interests  in a  separate  portfolio  of investments  and is subject to separate  liabilities.  Shares of each series are entitled to vote as a series  only to the extent  required by the 1940 Act or as permitted by the  Trustees.  The  beneficial  interest of each series is divided into an  unlimited  number of shares,  with no par  value.  Each share has equal dividend,  voting,  liquidation and redemption  rights except that the shares of each Fund have sole  voting  rights  with  respect to matters  that only  affect holders of that series, and that shares of each Class of a Fund have sole voting rights with respect to matters that only affect the holders of that Class,  such as the  right to vote on  issues  associated  with the Rule  12b-1  Plan for the
Service  Class  shares of the Money Market  Funds.  There are no  conversion  or preemptive rights.  Shares,  when issued,  will be fully paid and nonassessable.
Fractional

                                       26

shares  have  proportional  voting  rights.  Shares will be  maintained  in open accounts on the books of the transfer agent,  and  certificates  for shares will generally  not be  issued.  The Trust  does not  intend to hold  regular  annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the  distribution of assets  belonging to any other series.
If they  deem it  advisable  and in the  best  interests  of  shareholders,  the
Trustees may create  additional series of shares and may create multiple classes of shares of each  series,  which may differ from each other as to expenses  and dividends.

Non-Cumulative  Voting.  All of the Fund's  shares  have  non-cumulative  voting rights,  which means that the holders of more than 50% of the shares  voting for the  election of Trustees can elect 100% of the  Trustees,  if they choose to do so, and in such event,  the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Trademarks.  The Fund is  authorized  to use the words  "UMB" and "Scout" in its name,  and may use the  Scout  design,  so  long  as  Advisor  continues  as its investment advisor.

Code of Ethics.  The Trust,  the Advisor and the Distributor have each adopted a code of ethics,  to the extent required by federal  securities  laws. Under each code of ethics,  persons  who are  designated  as access  persons  may engage in personal securities  transactions,  including  transactions involving securities that  may be  purchased  or  sold  by  any  Fund,  subject  to  certain  general restrictions and procedures.

Summary  of Proxy  Voting  Procedures.  The  Board  of  Trustees  has  delegated authority for making voting decisions with respect to Fund portfolio  securities to the Advisor. The Advisor has adopted a Proxy Voting Policy (the "Policy"), as well as General Proxy Voting  Standards and Guidelines (the  "Guidelines")  that provide as follows:

o    The Policy  provides that voting rights shall be exercised on all decisions that have any effect on the value of the  security,  and shall be exercised so as to maximize  and protect the value of the  security,  looking at both the short-term and long-term consequences.

o    The Policy also  provides  that  decisions  regarding the voting of proxies shall be made solely in the interest of the  shareholders  of the Fund. The exclusive  purpose  shall be to provide  benefits to Fund  shareholders  by considering those factors that affect the value of the security.

o    The Policy also  provides that voting rights shall be exercised to give the greatest benefit to the  shareholder.  In exercising  voting rights,  there shall be no undue  prejudice  in favor of  management.  Proposals  designed solely to benefit or protect  the welfare of  directors,  officers or other individuals shall be opposed.

The  Guidelines  address  proxy  voting on  particular  types of matters such as elections  of  directors,  engagement  of  auditors,  directors'  insurance  and charitable giving.

Should a conflict of interest arise between the Advisor and the interests of the
Fund's shareholders,  the proxies shall be voted strictly in accordance with the written  guidelines  established  by the Advisor's  Board of  Directors.  If the
Advisor's  guidelines  are not  sufficiently  specific to determine how the vote should be cast and there  exists a material  conflict of  interest,  the proxies will be voted by a third party that is not  affiliated  with and  independent of the Advisor.

Information  on how the Fund voted  proxies  relating  to  portfolio  securities during the  12-month  period  ending June 30, 2008,  will be  available  without charge,  upon  request,  by calling  1-800-996-2862  or by  accessing  the SEC's website at www.sec.gov.

                                       27

                         FIXED INCOME SECURITIES RATINGS

Standard & Poor's Corporation (S&P(R)):

AAA - Highest Grade.  These securities possess the ultimate degree of protection as to principal and interest.  Marketwise,  they move with interest  rates,  and hence provide the maximum safety on all counts.

AA - High Grade.  Generally,  these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable  investment strength, but are not entirely free from adverse effects of changes in economic and trade  conditions.
Interest and principal are regarded as safe.  They  predominantly  reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds  rated  BBB are  regarded  as  having an  adequate  capacity  to pay principal and interest.  Whereas they normally  exhibit  protection  parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay  principal  and interest for bonds in this  category than for bonds in the A category.

BB, B, CCC, CC - Bonds  rated BB, B, CCC and CC are  regarded,  on  balance,  as predominantly  speculative with respect to the issuer's capacity to pay interest and  repay  principal  in  accordance  with  the  terms of the  obligations.  BB indicates  the  lowest  degree  of  speculation  and CC the  highest  degree  of speculation.  While such bonds will  likely  have some  quality  and  protective characteristics,  these are  outweighed  by large  uncertainties  or major  risk exposures to adverse conditions.

Plus (+) or Minus (-):  The  ratings  from "AA" to "CCC" may be  modified by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

Moody's Investors Service, Inc. (Moody's):

Aaa - Best Quality.  These  securities  carry the smallest  degree of investment risk  and are  generally  referred  to as  "gilt-edge."  Interest  payments  are protected by a large,  or by an  exceptionally  stable margin,  and principal is secure. While the various protective elements are likely to change, such changes as can be  visualized  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

Aa - High  Quality by All  Standards.  They are rated  lower than the best bonds because  margins  of  protection  may  not be as  large  as in  Aaa  securities, fluctuation of protective elements may be of greater amplitude,  or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium  Grade.  Factors giving  security to principal and interest are considered adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds  which are rated Baa are  considered  as medium  grade  obligations,
i.e., they are neither highly  protected nor poorly secured.  Interest  payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba - Bonds  which are  rated Ba are  judged  to have  predominantly  speculative elements;  their  future  cannot  be  considered  as  well  assured.  Often  the protection of interest and  principal  payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       28

B - Bonds  which are rated B generally  lack  characteristics  of the  desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds  which are rated Caa are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent  obligations  which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Note:          Moody's applies  numerical  modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category;
               the modifier 2 indicates a mid-range  rating;  and the modifier 3 indicates  that the issue  ranks in the lower end of its  generic category.

Fitch Investors Service:

Debt  instruments  rated "AAA," "AA," "A," "BBB" are considered to be investment grade.

AAA Highest credit quality.  The obligor has an exceptionally  strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA+, AA or AA- Investment  grade and of very high credit quality.  The obligor's ability to pay interest and repay  principal is very strong,  although not quite as strong as bonds rated "AAA".

A+, A or A- Investment grade and of high credit quality.  The obligor's  ability to pay interest and repay principal is considered to be strong,  but may be more vulnerable to adverse  changes in economic  conditions  and  circumstances  than bonds with higher ratings.

BBB+, BBB or BBB-  Investment  grade and of  satisfactory  credit  quality.  The obligor's  ability to pay  interest  and repay  principal  is  considered  to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds,  and therefore  impair timely payment.  The  likelihood  that the  ratings  of these  bonds  will  fall  below investment grade is higher than for bonds with higher ratings.

BB+, BB or BB- Bonds are considered  speculative.  The obligor's  ability to pay interest  and repay  principal  may be  affected  over time by adverse  economic changes.  However  business and financial  alternatives  can be identified which could assist the obligor in satisfying its debt service requirements.

B+, B or B- Bonds are considered highly  speculative.  While bonds in this class are currently  meeting debt service  requirements,  the probability of continued
timely payment of principal and interest  reflects the obligor's  limited margin of safety and the need for reasonable  business and economic activity throughout the life of the issue.

CCC+, CCC or CCC- Bonds have certain identifiable  characteristics  which if not remedied  may lead to  default.  The  ability to meet  obligations  requires  an advantageous business and economic environment.

CC Bonds  are  minimally  protected.  Default  in  payment  of  interest  and/or principal  seems probable over time. C Bonds are in imminent  default of payment of interest or principal.

DDD, DD or D Bonds are in default of interest and/or  principal  payments.  Such bonds  are  extremely  speculative  and  should  be valued on the basis of their ultimate recovery value in liquidation or  reorganization of the obligor.  "DDD"
represents the highest potential for recovery on these bonds. "D" represents the lowest potential for recovery.

                                       29

NR Indicated that Fitch does not rate the specific issue.

                 Description of Taxable Commercial Paper Ratings

Moody's - Moody's  commercial  paper  rating is an opinion of the  ability of an issuer  to repay  punctually  promissory  obligations  not  having  an  original maturity in excess of nine  months.  Moody's has one rating - prime.  Every such prime rating  means  Moody's  believes  that the  commercial  paper note will be redeemed  as agreed.  Within  this  single  rating  category  are the  following classifications:

         Prime - 1 Highest Quality
         Prime - 2 Higher Quality
         Prime - 3 High Quality

The  criteria  used by Moody's for rating a  commercial  paper issuer under this graded system include, but are not limited to the following factors:

(1)  evaluation of the management of the issuer;

(2)  economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)  evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity;

(5)  amount and quality of long-term debt;

(6)  trend of earnings over a period of ten years;

(7)  financial  strength of a parent company and relationships  which exist with the issuer; and

(8)  recognition by the  management of  obligations  which may be present or may arise as a result of public  interest  questions and  preparations  to meet such obligations.

S&P(R)- Standard & Poor's commercial paper rating is a current assessment of the likelihood  of timely  repayment of debt having an original  maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest  quality  obligations to "D" for the lowest.  The four categories are as follows:

"A" -     Issues  assigned  this  highest  rating  are  regarded  as having  the greatest  capacity  for timely  payment.  Issues in this  category are further  refined  with the  designations  1, 2, and 3 to indicate  the relative degree of safety.

"A-1" -   This  designation  indicates  that the  degree of  safety  regarding timely payment is very strong.

"A-2" -   Capacity  for  timely  payment on issues  with this  designation  is strong. However, the relative degree of safety is not as overwhelming.

"A-3" -   Issues carrying this  designation  have a satisfactory  capacity for timely  payment.  They are,  however,  somewhat more vulnerable to the adverse effects of changes in circumstances than obligations  carrying the higher designations.

"B" -     Issues rated "B" are regarded as having only an adequate  capacity for timely payment.  Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C" -     This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" -     This  rating  indicates  that the  issuer is either in  default  or is expected to be in default upon maturity.

Fitch:

F1+  Exceptionally  Strong  Credit  Quality.  Issues  assigned  this  rating are regarded as having the strongest degree of assurance for payment.

                                       30

Fl   Very  Strong  Credit  Quality.  Issues  assigned  this  rating  reflect  an assurance of timely payment only slightly less in degree than "F1+."

F2   Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely  payment,  but the margin of safety is not as great as for issues assigned "F I +" and "F I".

F3   Fair Credit  Quality.  Issues  assigned  this  rating have  characteristics suggesting  that the degree of  assurance  of timely  payment is  adequate;
     however, near-term adverse changes could cause these securities to be rated below investment grade.

FS   Weak Credit  Quality.  Issues  assigned  this  rating have  characteristics suggesting  a  minimal  degree  of  assurance  of  timely  payment  and are
     vulnerable  to  near-term   adverse   changes  in  financial  and  economic
     conditions.

D    Default.  Issues  assigned  this rating have  characteristics  suggesting a minimal  degree  of  assurance  of timely  payment  and are  vulnerable  to near-term adverse changes in financial and economic conditions.

LOC  The symbol LOC  indicated  that the rating is based upon a letter of credit default issued by a commercial bank.

                          MUNICIPAL SECURITIES RATINGS

The ratings of bonds by Moody's and  Standard and Poor's  Corporation  represent their opinions of quality of the municipal  bonds they undertake to rate.  These ratings are  general and are not  absolute  standards.  Consequently,  municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different  ratings may have the same yield.

Both Moody's and S&P(R)'s Municipal Bond Ratings cover obligations of states and political  subdivisions.  Ratings are assigned to general obligation and revenue bonds.  General obligation bonds are usually secured by all resources  available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues,  the essential element in the security for a revenue bond is the quantity  and quality of the pledged  revenues  available to pay debt service.

Although an  appraisal  of most of the same  factors that bear on the quality of general obligation bond credit is usually  appropriate in the rating analysis of a  revenue  bond,  other  factors  are  important,  including  particularly  the competitive  position of the  municipal  enterprise  under  review and the basic security  covenants.  Although a rating  reflects  S&P(R)'s  judgment  as to the issuer's  capacity for the timely payment of debt service,  in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default,  should  one  occur,  i.e.,  an  insurance  program,  federal  or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P(R)Ratings:

AAA  Prime - These  are  obligations  of the  highest  quality.  They  have  the strongest capacity for timely payment of debt service.

     General Obligation Bonds - In a period of economic stress, the issuers will suffer the  smallest  declines in income and will be least  susceptible  to autonomous  decline.  Debt burden is moderate.  A strong revenue  structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds - Debt service  coverage has been, and is expected to remain, substantial.  Stability  of the  pledged  revenues  is  also  exceptionally strong, due to the competitive  position of the municipal  enterprise or to the nature of the  revenues.  Basic  security  provisions  (including  rate covenant,  earnings  test for issuance

                                       31

     of additional  bonds,  debt service,  reserve  requirements)  are rigorous.
     There is evidence of superior management.

AA - High  Grade - The  investment  characteristics  of general  obligation  and revenue  bonds in this group are only  slightly  less  marked  than those of the prime quality issues.  Bonds rated "AA" have the second  strongest  capacity for payment of debt service.

A - Good Grade - Principal  and interest  payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

     General  Obligation  Bonds - There is some  weakness,  either  in the local economic  base,  in  debt  burden,  in the  balance  between  revenues  and
     expenditures,   or  in  quality  of  management.   Under  certain   adverse
     circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

     Revenue  Bonds - Debt  service  coverage  is  good,  but  not  exceptional.
     Stability of the pledged  revenues  could show some  variations  because of increased  competition or economic  influences on revenues.  Basic security provisions, while satisfactory, are less stringent.  Management performance appears adequate.

Moody's Ratings of Municipal Bonds:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. These securities  carry the smallest  degree of investment risk and are generally referred to as "gilt-edge."  Interest payments are protected by a large, or by an  exceptionally  stable  margin,  and  principal is secure.  While the various  protective  elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds  which are  rated Aa are  judged  to be of high  quality  by all standards.  They are rated  lower  than the best bonds  because  margins of protection  may  not be as  large  as in  Aaa  securities,  fluctuation  of protective  elements  may be of  greater  amplitude,  or there may be other elements present which make the long-term risks appear somewhat greater.

     A - Bonds which are rated A possess many  favorable  investment  attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's Ratings of Municipal Notes:

     MIG 1: The best quality,  enjoying strong  protection from established cash flows of funds for their  servicing  or from  established  and broad  based access to the market for refinancing, or both.

     MIG 2: High  quality,  with margins of  protection  ample,  although not so large as in the preceding group.

     MIG 3: Favorable  quality,  with all security  elements  accounted for, but lacking the undeniable strength of the preceding grades.  Market access for refinancing, in particular, is likely to be less well established.

                                       32

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)  Articles of Incorporation

     (1)  Agreement and Declaration of Trust of the Registrant dated January 26,
          2000,  and effective  January 27, 2000 (the  "Declaration  of Trust"), previously  filed  as  Exhibit  99.a.1  to  the  Registrant's  Initial
          Registration  Statement  on Form  N-1A,  filed  on  February  9,  2000
          ("Initial   Registration   Statement")  and  incorporated   herein  by
          reference.

     (2)  Certificate  of Trust of the  Registrant  dated  January 26, 2000 (the
          "Certificate  of  Trust"),  and filed and  effective  in  Delaware  on
          January 27, 2000,  previously  filed as Exhibit  99.a.2 to the Initial
          Registration Statement and incorporated herein by reference.

     (3)  Officer's Certificate  evidencing the establishment and designation of the UMB Scout  Small  Cap Fund  series  effective  January  24,  2001, previously filed as Exhibit 99.a.8.D to Post-Effective Amendment No. 2 to Registrant's  Registration  Statement on Form N-1A,  filed on April
          30, 2001 and incorporated herein by reference.

     (4)  Officer's Certificate  evidencing the establishment and designation of the UMB Scout Stock Fund,  the UMB Scout  Growth  Fund,  the UMB Scout
          International  Fund (formerly the UMB Scout WorldWide  Fund),  the UMB
          Scout Bond Fund, the UMB Scout Money Market Fund - Federal  Portfolio,
          the UMB Scout Money  Market Fund - Prime  Portfolio  and the UMB Scout
          Tax-Free  Money  Market  Fund  series  effective  November  18,  2004, previously filed as Exhibit 99.a.4 to  Post-Effective  Amendment No. 7 to Registrant's  Registration Statement on Form N-1A, filed on January
          14, 2005 and incorporated herein by reference.

     (5)  Officer's Certificate  evidencing the establishment and designation of the  UMB  Scout  Mid  Cap  Fund  series  effective  August  17,  2006, previously filed as Exhibit 99.a.5 to Post-Effective  Amendment No. 10 to Registrant's  Registration  Statement on Form N-1A, filed on August
          18, 2006 ("PEA No. 10") and incorporated herein by reference.

     (6)  Officer's Certificate  evidencing the establishment and designation of the Investor  Class of shares and the Service  Class of shares for the
          UMB Scout Money Market Fund - Federal  Portfolio,  the UMB Scout Money
          Market Fund - Prime  Portfolio and the UMB Scout Tax-Free Money Market
          Fund  series  (the  "Money  Market  Funds")  effective  July 9,  2007, previously filed as Exhibit 99.a.6 to Post-Effective  Amendment No. 13 to Registrant's  Registration Statement on Form N-1A filed on July 17,
          2007 ("PEA No. 13") and incorporated herein by reference.

                                       1

     (7)  Officer's Certificate  evidencing the establishment and designation of the UMB Scout  International  Discovery  Fund series of the Registrant effective  October 16,  2007,  previously  filed as Exhibit  99.a.7 to
          Post-Effective Amendment No. 14 to Registrant's Registration Statement
          on  Form  N-1A,   filed  on  October  17,  2007  ("PEA  No.  14")  and
          incorporated herein by reference.

(b)  By-laws

     (1)  By-Laws of the Registrant (the "By-Laws")  previously filed as Exhibit
          99.b to the Initial Registration  Statement and incorporated herein by reference.

(c)  Instruments Defining Rights of Security Holders

     (1)  Declaration of Trust.

          ARTICLE  III,  ARTICLE V, ARTICLE VI, and Sections 2-5 of ARTICLE VIII
          of the  Declaration  of Trust dated  January  26,  2000 and  effective
          January 27, 2000,  previously  filed as Exhibit  99.a.1 to the Initial
          Registration Statement and incorporated herein by reference.

     (2)  By-Laws.

          ARTICLE II and ARTICLE IX of the By-Laws,  previously filed as Exhibit
          99.b to the Initial Registration  Statement and incorporated herein by reference.

(d)  Investment Advisory Contracts

     (1)  Investment Advisory Agreement between Scout Investment Advisors,  Inc.
          and the  Registrant  dated  April 1,  2005 (the  "Investment  Advisory
          Agreement"),  previously  filed as  Exhibit  99.d.1 to  Post-Effective
          Amendment No. 9 to Registrant's  Registration  Statement on Form N-1A,
          filed on October  28,  2005 ("PEA No. 9") and  incorporated  herein by reference.

     (2)  Forms of  Amended  and  Restated  Exhibits  A and B to the  Investment
          Advisory Agreement are filed herewith.

     (3)  Fee Waiver and Expense  Assumption  Agreement between Scout Investment
          Advisors,  Inc. and the  Registrant,  on behalf of the UMB Scout Stock
          Fund,  the  UMB  Scout  Growth  Fund  and  the UMB  Scout  Bond  Fund,
          previously filed as Exhibit 99.d.3 to Post-Effective  Amendment No. 12 to Registrant's  Registration Statement on Form N-1A, filed on May 16,
          2007 ("PEA No. 12") and incorporated herein by reference.

     (4)  Fee Waiver and Expense  Assumption  Agreement between Scout Investment
          Advisors, Inc. and the Registrant,  on behalf of the UMB Scout Mid Cap
          Fund,  previously filed as Exhibit 99.d.4 to Post-Effective  Amendment
          No. 11 to Registrant's  Registration  Statement on Form N-1A, filed on
          October 31, 2006 ("PEA No. 11") and incorporated herein by reference.

                                       2

     (5)  Form of Fee Waiver and  Expense  Assumption  Agreement  between  Scout
          Investment  Advisors,  Inc. and the  Registrant,  on behalf of the UMB
          Scout International Discovery Fund is filed herewith.

(e)  Underwriting Contracts

     (1)  Distribution   Agreement  between  UMB  Distribution   Services,   LLC
          ("Distributor")   and  the   Registrant   dated  May  19,   2001  (the
          "Distribution  Agreement"),  previously  filed as  Exhibit  99.e.8  to
          Post-Effective Amendment No. 3 to Registrant's  Registration Statement
          on Form N-1A, filed on October 30, 2001 ("PEA No. 3") and incorporated herein by reference.

          (A)  Amendment  Number One to the  Distribution  Agreement  previously filed as  Exhibit  99.e.8 to  Post-Effective  Amendment  No. 4 to
               Registrant's  Registration  Statement  on  Form  N-1A,  filed  on
               October  28,  2002  ("PEA  No.  4") and  incorporated  herein  by reference.

          (B)  Third  Amended  and  Restated  Schedule  A  to  the  Distribution
               Agreement  previously filed as Exhibit 99.e.1.B to PEA No. 11 and incorporated herein by reference.

     (2)  Form of  Agreement  for the Sale and  Servicing  of  Shares of the UMB
          Scout Funds  (relating to the Service Class Shares of the Money Market
          Funds)   previously  filed  as  Exhibit  99.e.2  to  PEA  No.  13  and incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts

     Not Applicable.

(g)  Custodian Agreements

     (1)  Custody  Agreement  between the  Registrant  and UMB Bank,  n.a. ("UMB
          Bank") dated  October 30, 1995 (the "Custody  Agreement"),  previously filed as  Exhibit  99.g.1  to PEA No.  10 and  incorporated  herein by reference.

          (A)  Amendment  to the  Custody  Agreement  dated as of July 2,  2001, previously filed as Exhibit 99.g.1.B to Post-Effective  Amendment
               No. 6 to Registrant's  Registration Statement on Form N-1A, filed on October  28,  2004 ("PEA No.  6") and  incorporated  herein by reference.

          (B)  Revised Appendix B to the Custody  Agreement  previously filed as
               Exhibit  99.g.1.A  to PEA  No.  11  and  incorporated  herein  by reference.

     (2)  Rule 17f-5  Delegation  Agreement  by and  between  UMB Bank.  and the
          Registrant  dated May 8, 2003,  previously  filed as Exhibit 99.g.4 to
          Post-Effective Amendment No. 5 to Registrant's  Registration Statement
          on Form N-1A,  filed on October  28, 2003 and  incorporated  herein by reference.

                                       3

          (A)  Revised Appendix to Rule 17f-5 Delegation  Agreement  between the
               Registrant and UMB Bank previously  filed as Exhibit  99.g.2.A to
               PEA No. 11 and incorporated herein by reference.

(h)  Other Material Contracts

     (1)  Transfer Agency Agreements.

          (A)  Transfer  Agency  Agreement by and between the Registrant and UMB
               Fund Services,  Inc. ("UMBFS") dated April 1, 2005 (the "Transfer
               Agency  Agreement"),  previously filed as Exhibit 99.h.1.A to PEA
               No. 9 and incorporated herein by reference.

          (B)  Second  Amended and Restated  Schedule A to the  Transfer  Agency
               Agreement  previously filed as Exhibit 99.h.1.B to PEA No. 11 and incorporated herein by reference.

          (C)  Addendum to the Transfer Agency  Agreement dated November 1, 2006
               previously   filed  as  Exhibit   99.h.1.C  to  PEA  No.  15  and
               incorporated herein by reference.

          (D)  SEC Rule 22c-2 Addendum to the Transfer Agency Agreement dated as of July 24, 2007 previously  filed as Exhibit 99.h.1.D to PEA No.
               15 and incorporated herein by reference.

     (2)  Inbound Call Management and Fulfillment Services Agreement.

          (A)  Inbound  Call  Management  and  Fulfillment   Services  Agreement
               between Scout  Investment  Advisors,  Inc. and Distributor  dated
               August 6, 2001,  relating to the Registrant (the "Call Management and Fulfillment  Agreement"),  previously filed as Exhibit 99.h.2 to PEA No. 3 and incorporated herein by reference.

          (B)  Amendment  Number  One to the  Call  Management  and  Fulfillment
               Agreement,  dated  August 14, 2002,  previously  filed as Exhibit
               99.h.2.B to PEA No. 6 and incorporated herein by reference.

          (C)  Amended  and  Restated  Schedule  A to the  Call  Management  and
               Fulfillment Agreement previously filed as Exhibit 99.h.2.C to PEA
               No. 11 and incorporated herein by reference.

     (3)  Administration and Fund Accounting Agreement.

          (A)  Administration   and  Fund  Accounting   Agreement   between  the
               Registrant and UMBFS dated April 1, 2005 (the "Administration and
               Fund Accounting Agreement"), previously filed as Exhibit 99.h.3.A to PEA No. 9 and incorporated herein by reference.

                                       4

               (B)  Second Amended and Restated Schedule A to the Administration
                    and Fund Accounting  Agreement  previously  filed as Exhibit
                    99.h.3.B to PEA No. 11 and incorporated herein by reference.

     (4)  Retirement  Plan  Agreement  by and  between  UMB Bank,  UMBFS and the
          Registrant, dated April 1, 2005, previously filed as Exhibit 99.g.3 to
          PEA No. 9 and incorporated herein by reference.

(i)  Legal Opinion

     (1)  Opinion of Counsel  with  respect to the  legality  of the  securities issued by the UMB Scout Stock Fund, the UMB Scout Growth Fund, the UMB
          Scout Small Cap Fund, the UMB Scout  International Fund, the UMB Scout
          Bond Fund,  the UMB Scout Money Market Fund - Federal  Portfolio,  the
          UMB Scout Money Market Fund - Prime Portfolio,  the UMB Scout Tax-Free
          Money  Market  Fund,  the UMB  Scout  Mid Cap Fund  and the UMB  Scout
          International Discovery Fund series of the Registrant previously filed as Exhibit 99.i.1 to PEA No. 14 and incorporated herein by reference.

(j)  Other Opinions

     (1)  Power of  Attorney  of UMB Scout  Funds,  previously  filed as Exhibit
          99.j.2 to PEA No. 10 and incorporated herein by reference.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     Not Applicable.

(m)  Rule 12b-1 Plan

     (1)  Service Class  Distribution and Shareholder  Servicing Plan adopted by the Registrant pursuant to Rule 12b-1 and effective as of February 22,
          2007,   previously   filed  as  Exhibit  99.m.1  to  PEA  No.  12  and
          incorporated herein by reference.

(n)  Rule 18f-3 Plan

     (1)  Multiple Class Plan Pursuant to Rule 18f-3,  adopted by the Registrant and dated as of February 22, 2007,  previously filed as Exhibit 99.n.1 to PEA No. 12 and incorporated herein by reference.

(p)  Code of Ethics

                                       5

     (1)  Fiduciary  Services - Code of Ethics  applicable  to Scout  Investment
          Advisors,  Inc. and the Registrant previously filed as Exhibit 99.p.1.
          to PEA No. 15 and incorporated herein by reference.

     (2)  Code of Ethics of the Distributor  previously  filed as Exhibit 99.p.2 to PEA No. 4 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 25. INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (the "Delaware Act") and the
Registrant's  Declaration  of Trust and  By-Laws,  no  officer or trustee of the
Registrant  shall have any liability to the Registrant or its  shareholders  for damages,  except to the extent such  limitation of liability is precluded by the
Delaware Act, the Declaration of Trust, or the By-Laws.

Subject  to the  standards  and  restrictions  set  forth  in  the  Registrant's
Declaration of Trust, Section 3817 of the Delaware Act permits a statutory trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands  whatsoever.  Section  3803 of the  Delaware  Act  protects a trustee,  when acting in such capacity,  from liability to any person other than the business trust or beneficial owner for any act,  omission,  or obligation of the business trust or any trustee thereof,  except as otherwise  provided in the
Declaration of Trust.

The  Declaration  of Trust  provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the  Registrant,  any investment advisor or principal  underwriter of the Registrant,  or with respect to each trustee or officer, the act or omission of any other trustee or officer.
Subject to the  provisions of the By-Laws,  the  Registrant,  out of its assets, shall  indemnify  and hold  harmless each and every officer and trustee from and against any and all claims and demands  whatsoever  arising out of or related to such  officer's or trustee's  performance  of his or her duties as an officer or trustee  of the  Registrant.  This  limitation  on  liability  applies to events occurring at the time a person serves as a trustee or officer of the  Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify,  hold harmless or protect any officer or trustee from or against any  liability to the
Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

The  By-Laws  provide  that in  actions  by  others  than  the  Registrant,  the
Registrant  shall indemnify any person who was or is a party or is threatened to be made a party to any  proceeding  (other  than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the
Registrant,  against expenses,  judgments,  fines, settlements and other amounts actually and  reasonably  incurred in  connection  with such  proceeding if such person acted in good faith and in a manner that such person reasonably  believed to be in the best  interests  of the  Registrant  and in the case of a  criminal proceeding,  had no  reasonable  cause to believe the

                                       6

conduct of such  person was  unlawful.  The  termination  of any  proceeding  by judgment,  order,  settlement,  conviction  or plea of  nolo  contendere  or its equivalent  shall not of itself create a presumption that the person did not act in good faith or in a manner which the person  reasonably  believed to be in the best  interests of the  Registrant  or that the person had  reasonable  cause to believe  that the person's  conduct was  unlawful.  The By-Laws  provide that in actions by the Registrant,  the Registrant shall indemnify any person who was or is a party or is  threatened  to be made a party to any  threatened,  pending or completed  action by or in the right of the  Registrant to procure a judgment in its  favor by  reason  of the fact  that  the  person  is or was an agent of the
Registrant,  against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith,  in a manner that person believed to be in the best interests of the
Registrant and with such care,  including  reasonable  inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding  any provision to the contrary  contained in the By-Laws,  there shall be no right to  indemnification  for any  liability  arising  by reason of willful misfeasance,  bad faith, gross negligence,  or the reckless disregard of the duties involved in the conduct of the agent's office with the Registrant.

No indemnification shall be made under the provisions of the By-Laws:

     (a) In respect of any claim,  issue or matter as to which that person shall have been adjudged to be liable in the  performance of that person's duty to the
Trust,  unless  and only to the extent  that the court in which that  action was brought shall determine upon application  that in view of all the  circumstances of the case,  that person was not liable by reason of the disabling  conduct set forth in the  preceding  paragraph  and is fairly  and  reasonably  entitled  to indemnity for the expenses which the court shall determine; or

     (b) In respect of any claim, issue, or matter as to which that person shall have  been  adjudged  to be  liable  on the  basis  that  personal  benefit  was improperly  received by him,  whether or not the benefit resulted from an action taken in the person's official capacity; or

     (c) Of amounts paid in settling or otherwise  disposing of a threatened  or pending  action,  with or without  court  approval,  or of expenses  incurred in defending a threatened or pending action which is settled or otherwise  disposed of without court approval,  unless the required  approval set forth in Section 6 of Article VI of the By-Laws is obtained.

To the extent that an agent of the Registrant has been  successful on the merits in defense of any proceeding  referred to in the above  paragraphs or in defense of any claim,  issue or matter  therein,  before the court or other body  before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith,  provided that  the  Board  of  Trustees,  including  a  majority  who are  disinterested, non-party  trustees,  also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-Laws.

Except as provided in the above paragraph  concerning a successful defense,  any indemnification  under  the  provisions  of the  By-Laws  shall  be  made by the
Registrant  only if  authorized  in the specific  case on a  determination  that indemnification  of the agent is proper in the  circumstances

                                       7

because  the agent has met the  applicable  standard of conduct set forth in the
By-Laws and is not  prohibited  from  indemnification  because of the  disabling conduct referred to above and as set forth in the By-Laws :

     (a) A majority vote of a quorum  consisting of trustees who are not parties to the proceeding and are not  "interested  persons" of the Trust (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")); or

     (b) A written opinion by an independent legal counsel.

To the fullest  extent  permitted by  applicable  law, the officers and trustees shall be entitled  and have the  authority  to  purchase  with the assets of the
Registrant,  insurance for liability and for all expenses reasonably incurred or paid or  expected  to be paid by a trustee  or officer  in  connection  with any claim,  action,  suit or  proceeding  in which such person  becomes  involved by virtue of such person's capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Declaration of Trust.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR:

The principal  business of UMB Bank is the  provision of banking and  investment management  services to individuals  and businesses.  The principal  business of
Scout Investment Advisors, Inc., which is a wholly-owned subsidiary of UMB Bank, is the provision of investment  advisory and management  services for the mutual funds within the UMB Scout Funds family.

ITEM 27. PRINCIPAL UNDERWRITER:

(a)  Distributor also acts as distributor for:

                  Access Capital Strategies Community Investment Funds, Inc.
                  Adelante Funds
                  Cheswold Lane Funds
                  Giant 5 Funds
                  Green Century Funds
                  Lotsoff Capital Management Investment Trust
                  The Marsico Investment Fund
                  Nakoma Mutual Funds
                  The Westport Funds

                                       8

(b)  Herewith is the information required by the following table with respect to each director, officer or partner of the Distributor:

                                                            Positions and
              Name and Principal      Position and Offices   Offices with
               Business Address         with Distributor      Registrant

         Peter J. Hammond                  President          None
         803 West Michigan Street
         Suite A
         Milwaukee, WI 53233

         Christine L. Mortensen            Treasurer          None
         803 West Michigan Street
         Suite A
         Milwaukee, WI 53233

         Constance Dye Shannon             Secretary          Assistant Secretary
         803 West Michigan Street
         Suite A
         Milwaukee, WI 53233

(c)  The Distributor  does not receive any  remuneration or compensation for the duties or services rendered to the Registrant  pursuant to the Distribution
     Agreement.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

Each account,  book or other document required to be maintained by Section 31(a)
of the 1940 Act and Rules (17 CFR ss.270-31a-1 to 31a-3) promulgated thereunder, is in the physical  possession of the Registrants at the Registrants'  corporate offices,  except  (1)  records  held and  maintained  by UMB  Bank,  1010  Grand
Boulevard,  Kansas City, Missouri, 64106, relating to its function as custodian;
(2) records held and  maintained by UMBFS,  803 West Michigan  Street,  Suite A,
Milwaukee,  Wisconsin,  53233, relating to its functions as administrator,  fund accountant,  transfer agent and dividend  disbursing  agent and (3) records held and maintained by the Distributor, 803 West Michigan Street, Suite A, Milwaukee,
Wisconsin, 53233, in its function as distributor.

ITEM 29. MANAGEMENT SERVICES:

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS:

Registrant  undertakes,  if requested to do so by the holders of at least 10% of the Registrant's  outstanding  shares, to call a meeting of shareholders for the purpose of voting upon the  question of removal of a trustee or trustees  and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                       9

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  certifies that it meets all of the requirements for effectiveness of this  Registration  Statement under rule 485(b) under the Securities Act and has duly  caused  this  Registration  Statement  to be signed  on its  behalf by the undersigned,  duly authorized, in the City of Kansas City, and State of Missouri
on the 28th day of December, 2007.

                                    UMB Scout Funds

                                    By:  /s/Gary W. DiCenzo
                                    Gary W. DiCenzo, President

Pursuant to the  requirements of the 1933 Act, this  Registration  Statement has been signed below by the  following  persons in the  capacities  and the date(s)
indicated.

Signature                    Title                            Date

/s/James L. Moffett          Principal Executive Officer      December 28, 2007
James L. Moffett

/s/C. Warren Green           Principal Financial Officer      December 28, 2007
C. Warren Green

/s/ Eric T. Jager            Trustee                          December 28, 2007
Eric T. Jager*

/s/ William E. Hoffman       Trustee                          December 28, 2007
William E. Hoffman*

/s/ Stephen F. Rose          Trustee                          December 28, 2007
Stephen F. Rose*

/s/ William B. Greiner       Trustee                          December 28, 2007
William B. Greiner*

/s/ Andrea F. Bielsker       Trustee                          December 28, 2007
Andrea F. Bielsker*

*By:      /s/Constance E. Martin
          Constance E. Martin
          Attorney-in-Fact

          (Pursuant to Power of Attorney,  previously filed with  Post-Effective
          Amendment  No.  10 to  the  Registrant's  Registration  Statement  and
          incorporated herein by reference)

                                  EXHIBIT INDEX

Exhibit No.   Exhibit

EX-99.d.2     Forms of Amended and Restated Exhibits A and B to the Investment
              Advisory Agreement

EX-99.d.5     Form of Fee Waiver and Expense Assumption Agreement